 As filed with the Securities and Exchange Commission. '33 Act File No. 33-85164
                                                       '40 Act File No. 811-5606
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                 REGISTRATION STATEMENT UNDER THE SECURITIES     [X]
                                   ACT OF 1933


                         Post Effective Amendment No. 6


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 18                   [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-A
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   One Nationwide Plaza, Columbus, Ohio 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   Gordon E. McCutchan, Secretary, One Nationwide Plaza, Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

     It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 1997 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.


================================================================================

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

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 Item                                                                    Page
Part A    INFORMATION REQUIRED IN A PROSPECTUS

    Item  1. Cover page.......................................................3
    Item  2. Definitions......................................................5
    Item  3. Synopsis or Highlights..........................................11
    Item  4. Condensed Financial Information.................................12
    Item 5. General Description of Registrant, Depositor, and Portfolio Companies (Disclosure regarding use of multiple prospectuses under Registration Statement)...................................13
    Item  6. Deductions and Expenses.........................................16
    Item  7. General Description of Variable Annuity Contracts...............19
    Item  8. Annuity Period..................................................26
    Item  9. Death Benefit and Distributions.................................26
    Item 10. Purchases and Contract Value....................................19
    Item 11. Redemptions.....................................................22
    Item 12. Taxes...........................................................30
    Item 13. Legal Proceedings...............................................36
    Item 14. Table of Contents of the Statement of Additional Information....37

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

    Item 15. Cover Page......................................................40
    Item 16. Table of Contents...............................................40
    Item 17. General Information and History.................................40
    Item 18. Services........................................................40
    Item 19. Purchase of Securities Being Offered............................40
    Item 20. Underwriters....................................................41
    Item 21. Calculation of Performance Information..........................41
    Item 22. Annuity Payments................................................43
    Item 23. Financial Statements............................................53

Part C   OTHER INFORMATION

    Item 24. Financial Statements and Exhibits...............................84
    Item 25. Directors and Officers of the Depositor.........................86
    Item 26. Persons Controlled by or Under Common Control with the
             Depositor or Registrant.........................................88
    Item 27. Number of Contract Owners.......................................97
    Item 28. Indemnification.................................................97
    Item 29. Principal Underwriter...........................................97
    Item 30. Location of Accounts and Records................................98
    Item 31. Management Services.............................................98
    Item 32. Undertakings....................................................99

                                     2 of 96

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182008
          Columbus, Ohio 43218-2008, 1-800-533-5622, TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH THE NATIONWIDE VA SEPARATE ACCOUNT-A


     The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date. Reference throughout the prospectus to such Contracts shall also mean Certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms


     Purchase Payments allocated to the Nationwide VA Separate Account-A ("Variable Account"), a separate account of Nationwide Life and Annuity Insurance Company (the "Company") are used to purchase shares at net asset value in one or more of the following Mutual Fund options:

     Federated Insurance Series (Formerly
     "Federated Insurance Management Series")
         - Federated High Income Bond Fund II*
         (Formerly "Corporate Bond Fund")
         - Federated American Leaders Fund II
         (Formerly "Equity Growth & Income Fund")
     Fidelity Variable Insurance Products Fund
         -Equity-Income Portfolio
         -Overseas Portfolio
     MFS(R) Variable Insurance Trust(SM)
         -MFS(R) Emerging Growth Series
         -MFS(R) Total Return Series
     Nationwide Separate Account Trust
         -Government Bond Fund
         -Money Market Fund
         -Small Company Fund

*The Federated High Income Bond Fund II may invest in lower quality debt securities commonly referred to as junk bonds.


     This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide VA Separate Account-A before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997 has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life and Annuity Insurance Company by calling the number listed above, or writing P. O. Box 182008, Columbus, Ohio 43218-2008.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE VARIABLE ACCOUNT FUND OPTIONS INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       1

                                    3 of 96

The variable annuity contracts offered under this Contract are made available to the customers of various financial institutions. Although these financial institutions may cooperate with the Company in the marketing of the Contracts to the extent permitted under federal and state law, SUCH COOPERATION IN NO WAY IMPLIES RESPONSIBILITY FOR THE GUARANTEES UNDER THE CONTRACTS, WHICH ARE THE SOLE RESPONSIBILITY OF THE COMPANY; NOR DOES SUCH COOPERATION IN ANY WAY IMPLY THAT THE ANNUITY CONTRACTS ARE OBLIGATIONS OF THE FINANCIAL INSTITUTION OR ARE INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. In the future, the Company may add to the Variable Account one or more underlying Mutual Fund options which are managed by the financial institution through which this prospectus was obtained. These additional underlying Mutual Fund options will be exclusively available to the customers of that financial institution. Similar arrangements with other financial institutions may be pursued by the Company.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 36 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

                                       2

                                    4 of 96

                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit-An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


Annuitant-The person named on the Data Page designated to receive annuity payments and upon whose life any annuity payment involving life contingencies depends. The Annuitant may be changed prior to the Annuitization Date with the prior consent of the Company. This person must be age 85 or younger at the time of Contract issuance.


Annuitization Date-The date on which annuity payments actually commence.

Annuity Commencement Date-The date on which the annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

Annuity Payment Option-The chosen form of annuity payments. Several options are available under the Contract. The Annuity Payment Option is named in the application, unless changed.

Annuity Unit-An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary-The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

Code-The Internal Revenue Code of 1986, as amended.

Company-Nationwide Life and Annuity Insurance Company.

Contingent Beneficiary-The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

Contract-The individual defined annuity contract described in this prospectus.

Contract Anniversary-An anniversary of the Date of Issue of the Contract.

Contract Owner (Owner)-The person who possesses all rights under the Contract, including the right to designate and change the Owner, Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and Annuity Commencement Date. If a Joint Owner is named in the application, references to "Contract Owner" or "Owner" in this prospectus, unless otherwise indicated, will apply to both the Owner and Joint Owner.

Contract Value-The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

Contract Year-Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue-The date shown as the Date of Issue on the Data Page of the Contract.


Death Benefit-The benefit payable upon the death of the Annuitant prior to annuitization. This benefit does not apply upon the death of the Contract Owner when the Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.


Distribution-Any payment of all or part of the Contract Value.

ERISA-Employee Retirement Income Security Act of 1974, as amended.


Fixed Account-The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the company.


Fixed Account Contract Value-The sum of the value credited, including interest to the Fixed Account attributable to this Contract.

Fixed Annuity-An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

Home Office-The main office of the Company located in Columbus, Ohio.

Individual Retirement Annuity (IRA)-An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Interest Rate Guarantee Period-An Interest Rate Guarantee Period is the interval of time in which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For Purchase Payments into the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

                                       3

                                    5 of 96

Joint Owner-The Joint Owner, if any is named, possesses an undivided interest in the entire Contract, along with the Owner. When a Joint Owner is named, the exercise of any ownership right under the Contract shall require written authorization, signed by both the Owner and Joint Owner, of an intent to exercise such right, unless the Owner and Joint Owner provide in the application that the exercise of any such ownership right may be made by either the Owner or Joint Owner independently of one another. Unless otherwise indicated, references to "Contract Owner" or "Owner" in this prospectus will apply to both the Owner and Joint Owner.


Mutual Fund (Fund)-A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

Non-Qualified Contract-A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (Individual Retirement Annuities), or 403(b) (Tax Sheltered Annuities) of the Code.

Plan Participant-The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.


Purchase Payment-A deposit of new value into the contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

Qualified Contract-A Contract issued to fund a Qualified Plan.

Qualified Plan-A retirement plan which receives favorable tax treatment under the provisions of the Code, including those described in Section 401 and 403(a).


SEP IRA-A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


Sub-Accounts-Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

Tax Sheltered Annuity-An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

Valuation Date-Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares held by the Variable Account, such that the current value of Variable Account Accumulation Units might be materially affected.


Valuation Period-The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


Variable Account-The Nationwide VA Separate Account-A, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

Variable Account Contract Value-The sum of the value of all Accumulation Units attributable to the Contract.


Variable Annuity-An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                     6 of 96

                                Table of Contents

GLOSSARY OF SPECIAL TERMS.....................................................3
SUMMARY OF CONTRACT EXPENSES..................................................7
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................7
SYNOPSIS......................................................................9
CONDENSED FINANCIAL INFORMATION..............................................10
NATIONWIDE LIFE INSURANCE COMPANY............................................11

THE VARIABLE ACCOUNT.........................................................11
           Underlying Mutual Fund Options....................................11
           Federated Insurance Series........................................11
           Fidelity Variable Insurance Products Fund.........................12
           MFS(R) Variable Insurance Trust(SM) ..............................12
           Nationwide Separate Account Trust.................................13
           Voting Rights.....................................................13
           Substitution of Securities........................................13
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS................................14
           Expenses of the Variable Account..................................14
           Mortality Risk Charge.............................................14
           Expense Risk Charge...............................................14
           Contract Maintenance and Administration Charge....................14
           Contingent Deferred Sales Charge..................................15
           Waiver of the Contingent Deferred Sales Charge....................15
           Premium Taxes.....................................................16
OPERATION OF THE CONTRACT....................................................17
           Investments of the Variable Account...............................17
           Allocation of Purchase Payments and Contract Value................17
           Value of a Variable Account Accumulation Unit.....................17
           Net Investment Factor.............................................17
           Valuation of Assets...............................................18
           Determining the Contract Value....................................18
           Right to Revoke...................................................18
           Transfers.........................................................18
           Contract Ownership Provisions.....................................19
           Joint Ownership Provisions........................................20
           Beneficiary Provisions............................................20
           Surrender (Redemption)............................................20
           Surrenders Under a Qualified Contract or Tax-Sheltered
           Annuity Contract..................................................20
           Loan Privilege....................................................21
           Assignment........................................................23
           Contract Owner Services...........................................23
           Asset Rebalancing.................................................23
           Dollar Cost Averaging.............................................23
           Systematic Withdrawals............................................23
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS...............24
           Annuity Commencement Date.........................................24
           Change in Annuity Commencement Date...............................24
           Annuity Payment Period-Variable Account...........................25
           Value of an Annuity Unit..........................................25
           Assumed Investment Rate...........................................25
           Frequency and Amount of Annuity Payments..........................25
           Change in Form of Annuity.........................................25
           Annuity Payment Options...........................................25
           Death of the Contract Owner Provisions-Non-Qualified Contracts....26
           Death of Annuitant Provisions- Non-Qualified Contracts............26
           Death of the Contract Owner/Annuitant Provisions..................26
           Death Benefit Payment Provisions..................................26
           Required Distribution Provisions for Non-Qualified Contracts......27
           Required Distribution For Qualified Plans and Tax
           Sheltered Annuities...............................................28
           Required Distributions for Individual Retirement Annuities and
           SEP IRAs..........................................................29


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                                    7 of 96

           Generation-Skipping Transfers.....................................29
FEDERAL TAX CONSIDERATIONS...................................................30
           Federal Income Taxes..............................................30
           Non-Qualified Contracts-Natural Persons as Owners.................31
           Non-Qualified Contracts-Non-Natural Persons as Owners.............31
           Qualified Plans, Individual Retirement Annuities, SEP IRAs,
           and Tax Sheltered Annuities.......................................31
           Withholding.......................................................32
           Non-Resident Aliens...............................................32
           Federal Estate, Gift, and Generation Skipping Transfer Taxes......33
           Charge for Tax Provisions.........................................33
           Diversification...................................................33
           Tax Changes.......................................................33
GENERAL INFORMATION..........................................................34
           Contract Owner Inquiries..........................................34
           Statements and Reports............................................34
           Advertising.......................................................34

LEGAL PROCEEDINGS............................................................34
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................36
APPENDIX A...................................................................37

                                       6

                                    8 of 96

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES


     Maximum Deferred Sales Charge(1).................................      7 %


--------------------------------------------------------------------------------
               Range of Contingent Deferred Sales Charge Over Time

    Number of Completed Years from          Contingent Deferred Sales Charge
       Date of Purchase Payment                        Percentage
                   0                                       7%
                   1                                       6%
                   2                                       5%
                   3                                       4%
                   4                                       3%
                   5                                       2%
                   6                                       1%
                   7                                       0%
--------------------------------------------------------------------------------


MAXIMUM CONTRACT MAINTENANCE CHARGE(2)................................    $50
VARIABLE ACCOUNT ANNUAL EXPENSES
       Mortality and Expense Risk Charges.............................   1.25 %
       Administration Charge..........................................   0.15 %
       Total Variable Account Annual Expenses.........................   1.40 %



(1) Each Contract year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC), the greater of (a) an amount equal to 10% of that Purchase Payment made to the Contract or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. This CDSC - free withdrawal privilege is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. (see "Waiver of the Contingent Deferred Sales Charge").


(2) The one-time Contract Maintenance Charge is deducted when the Contract is established. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment and plan type (see "Contract Maintenance Charge and Administration Charge").

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

------------------------------------------------------------------------------------------------------------------
                                                 Management          Other Expenses         Total Portfolio
                                                    Fees                                    Company Expenses
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series- Federated               0.00%                0.85%                   0.85%
American Leaders Fund II
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series- Federated High          0.00%                0.80%                   0.80%
Income Bond Fund II
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio           0.51%                0.10%                   0.61%
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- Overseas Portfolio               0.76%                0.17%                   0.93%
------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust-Emerging             0.75%                0.25%                   1.00%
Growth Series
------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust-Total Return         0.75%                0.25%                   1.00%
Series
------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                         0.50%                0.01%                   0.51%
------------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                            0.50%                0.03%                   0.53%
------------------------------------------------------------------------------------------------------------------
NSAT - Small Company Fund                           1.00%                0.10%                   1.10%
------------------------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectus for each individual underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the Mutual Funds and was not independently verified by the Company.

                                       7

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

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $50 one-time Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


---------------------------------------------------------------------------------------------------------------
                          If you surrender your       If you do not surrender        If you annuitize your
                       Contract at the end of the   your Contract at the end of   Contract at the end of the
                         applicable time period      the applicable time period     applicable time period
---------------------------------------------------------------------------------------------------------------
                      1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------
Federated Insuranc
Series-Federated        92    123    157     272      29     78    130     272     *      78    130     272
American Leaders
Fund II
---------------------------------------------------------------------------------------------------------------
Federated Insurance     92    122    154     267      29     77    127     267     *      77    127     267
Series-Federated
High Income Bond
Fund II
---------------------------------------------------------------------------------------------------------------
Fidelity VIP            89    115    143     243      26     70    116     246     *      70    116     243
Fund-Equity-Income
Portfolio
---------------------------------------------------------------------------------------------------------------
Fidelity VIP            93    126    161     280      30     81    134     280     *      81    134     280
Fund-Overseas
Portfolio
---------------------------------------------------------------------------------------------------------------
MFS(R)Variable          94    128    165     288      31     83    138     288     *      83    138     288
Insurance
Trust-Emerging
Growth Series
---------------------------------------------------------------------------------------------------------------
MFS(R)Variable          94    128    165     288      31     83    138     288     *      83    138     288
Insurance Trust-
Total Return Series
---------------------------------------------------------------------------------------------------------------
NSAT - Government       89    113    139     235      26     68    112     235     *      68    112     235
Bond Fund
---------------------------------------------------------------------------------------------------------------
NSAT - Money  Market    89    113    140     238      26     68    113     238     *      68    113     238
Fund
---------------------------------------------------------------------------------------------------------------
NSAT - Small            95    131    170     298      32     86    143     298     *      86    143     298
Company Fund
---------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit annuitization during the first two Contract Years.


The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Nationwide VA Separate Account-A as well as those of the underlying Mutual Fund are reflected in the example. For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund option, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                       6

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

                                    SYNOPSIS


     The Individual Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of Contracts (1) Non-Qualified, (2) Individual Retirement Annuities, (3) Tax Sheltered Annuities, (4) SEP IRAs and (5) Qualified.


     The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

     In addition, when the Contract is established, the Company will deduct a one-time Contract Maintenance Charge. The one-time Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment. The Company will also assess an Administration Charge equal to an annual rate of 0.15% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge"). The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

     The initial first year Purchase Payment must be at least $5,000 for Non-Qualified Contracts or $2,000 for Individual Retirement Annuities. However, if periodic Purchase Payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").


     Upon annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $2,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least that amount. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

     The Company will charge against the Premium Payments or the Contract Value the amount of any premium taxes levied by a state or other governmental entity (see "Premium Taxes").

     To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If a Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                       9

                                    11 of 96

                         CONDENSED FINANCIAL INFORMATION
         Accumulation Unit Values (For an Accumulation Unit Outstanding
                             Throughout the Period)

                               Accumulation          Accumulation                                  Number of
                                Unit Value            Unit Value                               Accumulation Units
            Fund               At Beginning             At End           Percent Change In     Outstanding At The     Year
                                Of Period              Of Period             Unit Value        End Of The Period
------------------------------------------------------------------------------------------------------------------------------

    American Century            11.659823              12.558992                 7.71%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Variable Portfolios, Inc.-  10.128696              11.659823                15.12%                     0          1995
                              ------------------------------------------------------------------------------------------------
    American Century VP         10.000000              10.128696                 1.29%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Advantage-Q
------------------------------------------------------------------------------------------------------------------------------
    American Century            11.659823              12.558992                 7.71%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Variable Portfolios, Inc.-  10.128696              11.659823                15.12%                     0          1995
                              ------------------------------------------------------------------------------------------------
    American Century VP         10.000000              10.128696                 1.29%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Advantage-NQ
------------------------------------------------------------------------------------------------------------------------------
    American Century            10.959712              12.362145                12.80%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Variable Portfolios, Inc.-   9.905380              10.959712                10.64%                     0          1995
                              ------------------------------------------------------------------------------------------------
    American Century VP         10.000000               9.905380                -0.95%                     0          1994
                              ------------------------------------------------------------------------------------------------
    International-Q
------------------------------------------------------------------------------------------------------------------------------
    American Century            10.959712              12.362145                12.80%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Variable Portfolios, Inc.-   9.905380              10.959712                10.64%                     0          1995
                              ------------------------------------------------------------------------------------------------
    American Century VP         10.000000               9.905380                -0.95%                     0          1994
                              ------------------------------------------------------------------------------------------------
    International-NQ
------------------------------------------------------------------------------------------------------------------------------
    Federated Insurance         10.000000              11.886326                18.86%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Series - Federated
                              ------------------------------------------------------------------------------------------------
    American Leaders Fund
                              ------------------------------------------------------------------------------------------------
    II-Q
------------------------------------------------------------------------------------------------------------------------------
    Federated Insurance         10.000000              11.886326                18.86%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Series - Federated
                              ------------------------------------------------------------------------------------------------
    American Leaders Fund
                              ------------------------------------------------------------------------------------------------
    II-NQ
------------------------------------------------------------------------------------------------------------------------------
    Federated Insurance         10.000000              11.260755                12.61%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Series - Federated High
                              ------------------------------------------------------------------------------------------------
    Income Bond Fund II-Q
------------------------------------------------------------------------------------------------------------------------------
    Federated Insurance         10.000000              11.260755                12.61%                 4,865          1996
                              ------------------------------------------------------------------------------------------------
    Series - Federated High
                              ------------------------------------------------------------------------------------------------
    Income Bond Fund II-
                              ------------------------------------------------------------------------------------------------
    NQ
------------------------------------------------------------------------------------------------------------------------------
    Fidelity Variable           13.462945              15.169422                12.68%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance Products          10.106677              13.462945                33.21%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Fund -Equity Income         10.000000              10.106677                 1.07%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Portfolio-Q
------------------------------------------------------------------------------------------------------------------------------
    Fidelity Variable           13.462945              15.169422                12.68%                 3,700          1996
                              ------------------------------------------------------------------------------------------------
    Insurance Products          10.106677              13.462945                33.21%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Fund -Equity Income         10.000000              10.106677                 1.07%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Portfolio-NQ
------------------------------------------------------------------------------------------------------------------------------
    Fidelity Variable           13.876546              15.693143                13.09%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance Products          10.396250              13.876546                33.48%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Fund -                      10.000000              10.396250                 3.96%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Growth Portfolio-Q
------------------------------------------------------------------------------------------------------------------------------
    Fidelity Variable           13.876546              15.693143                13.09%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance Products          10.396250              13.876546                33.48%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Fund -                      10.000000              10.396250                 3.96%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Growth Portfolio-NQ
------------------------------------------------------------------------------------------------------------------------------
    Fidelity Variable           10.000000              11.086098                10.86%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance Products
                              ------------------------------------------------------------------------------------------------
    Fund - Overseas
                              ------------------------------------------------------------------------------------------------
    Portfolio-Q
------------------------------------------------------------------------------------------------------------------------------
    Fidelity Variable           10.000000              11.086098                10.86%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance Products
                              ------------------------------------------------------------------------------------------------
    Fund - Overseas
                              ------------------------------------------------------------------------------------------------
    Portfolio-NQ
------------------------------------------------------------------------------------------------------------------------------

                                       10

                                    12 of 96

         Accumulation Unit Values (For an Accumulation Unit Outstanding
                             Throughout the Period)


                               Accumulation          Accumulation                                  Number of
                                Unit Value            Unit Value                               Accumulation Units
            Fund               At Beginning             At End           Percent Change In     Outstanding At The     Year
                                Of Period              Of Period             Unit Value        End Of The Period
------------------------------------------------------------------------------------------------------------------------------
    MFS Variable                10.000000              11.549651                15.50%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance
                              ------------------------------------------------------------------------------------------------
    Trust - Emerging
                              ------------------------------------------------------------------------------------------------
    Growth Series-Q
------------------------------------------------------------------------------------------------------------------------------
    MFS Variable                10.000000              11.549651                15.50%                 4,480          1996
                              ------------------------------------------------------------------------------------------------
    Insurance
                              ------------------------------------------------------------------------------------------------
    Trust - Emerging
                              ------------------------------------------------------------------------------------------------
    Growth Series-NQ
------------------------------------------------------------------------------------------------------------------------------
    MFS Variable                10.000000              11.250472                12.50%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance
                              ------------------------------------------------------------------------------------------------
    Trust - Total Return
                              ------------------------------------------------------------------------------------------------
    Series-Q
------------------------------------------------------------------------------------------------------------------------------
    MFS Variable                10.000000              11.250472                12.50%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Insurance
                              ------------------------------------------------------------------------------------------------
    Trust - Total Return
                              ------------------------------------------------------------------------------------------------
    Series-NQ
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         13.052715              16.233102                24.37%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.233420              13.052715                27.55%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Capital                     10.000000              10.233420                 2.33%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Appreciation Fund-Q
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         13.052715              16.233102                24.37%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.233420              13.052715                27.55%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Capital                     10.000000              10.233420                 2.33%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Appreciation Fund-NQ
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         11.809424              12.049218                 2.03%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.085978              11.809424                17.09%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Government                  10.000000              10.085978                 0.86%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Bond Fund-Q
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         11.809424              12.049218                 2.03%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.085978              11.809424                17.09%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Government                  10.000000              10.085978                 0.86%                     0          1994
                              ------------------------------------------------------------------------------------------------
    Bond Fund-NQ
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         10.452337              10.832592                 3.64%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.032917              10.452337                 4.18%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Money Market Fund-Q         10.000000              10.032917                 0.33%                     0          1994
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         10.452337              10.832592                 3.64%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.032917              10.452337                 4.18%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Money Market Fund-NQ        10.000000              10.032917                 0.33%                     0          1994
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         10.000000              12.165184                21.65%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -
                              ------------------------------------------------------------------------------------------------
    Small Company
                              ------------------------------------------------------------------------------------------------
    Fund -Q
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         10.000000              12.165184                21.65%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -
                              ------------------------------------------------------------------------------------------------
    Small Company
                              ------------------------------------------------------------------------------------------------
    Fund-NQ
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         12.931259              15.533934                20.13%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.158849              12.931259                27.29%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Total Return Fund-Q         10.000000              10.158849                 1.59%                     0          1994
------------------------------------------------------------------------------------------------------------------------------
    Nationwide Separate         12.931259              15.533934                20.13%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Account Trust -             10.158849              12.931259                27.29%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Total Return Fund-NQ        10.000000              10.158849                 1.59%                     0          1994
------------------------------------------------------------------------------------------------------------------------------
    Neuberger & Berman          12.368574              13.034105                 5.38%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Advisers Management -       10.135509              12.368574                22.03%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Balanced Portfolio-Q        10.000000              10.135509                 1.36%                     0          1994
------------------------------------------------------------------------------------------------------------------------------
    Neuberger & Berman          12.368574              13.034105                 5.38%                     0          1996
                              ------------------------------------------------------------------------------------------------
    Advisers Management -       10.135509              12.368574                22.03%                     0          1995
                              ------------------------------------------------------------------------------------------------
    Balanced Portfolio-NQ       10.000000              10.135509                 1.36%                     0          1994
------------------------------------------------------------------------------------------------------------------------------

* The 7 - day yield on the Money Market Fund as of December 30, 1996 was 3.54%.

                                    13 OF 96

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

     Nationwide Life and Annuity Insurance Company (the "Company"), formerly Financial Horizons Life Insurance Company, is a stock life insurance company organized under the laws of the State of Ohio and was established in February, 1981. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers certain life insurance products and annuities.

                              THE VARIABLE ACCOUNT

     The Variable Account was established by the Company on May 6, 1987, pursuant to the provisions of Ohio law. On April 6, 1988, the name of the Variable Account was established as the "Financial Horizons VA Separate Account-1." Subsequently, the name of the Variable Account was changed to "Nationwide VA Separate Account-A" pursuant to a resolution by the Board of Directors. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     The Variable Account is a separate investment account of the Company and, as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

     Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s), as designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund option(s) which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

Underlying Mutual Fund Options


     Contracts Owners may choose from among a number of different Sub-Account options. A summary of investment objectives is contained in the Mutual Fund options below. There can be no assurance that any of the underlying Mutual Fund options will achieve its objective. More detailed information may be found in the current prospectus for each underlying Mutual Fund option offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life and Annuity Insurance Company by calling
(800) 533-5622, TDD (800) 238-3035 or writing P.O. Box 182008, Columbus, Ohio
43218-2008.


     The underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of a conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

     Contract Owners may choose from among the following underlying Mutual Fund options under the Contracts. There can be no assurance that any of the underlying Mutual Fund options will achieve its objective.

Federated Insurance Series (Formerly "Federated Insurance Management Series")


     The Federated Insurance Series (the "Trust") is an open-end, management investment company organized as a Massachusetts business trust under a Declaration of Trust on September 15, 1993. Shares of the Trust are sold to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Federated Advisers, a Delaware business trust organized on April 11, 1989, serves as the Trusts' adviser.

                                    14 of 96

     -Federated High Income Bond Fund II (Formerly "Corporate Bond Fund")


     Investment Objective: To seek high current income by investing primarily (at least 65% of fund assets) in lower-rated corporate bonds. Other fixed income securities in which this Fund invests include, but are not limited to, preferred stocks, debentures, notes, equipment lease certificates, and equipment trust certificates. The potential for capital growth may be considered in the purchase of various fund assets, but only when consistent with the investment objective of high current income.

     This Fund's portfolio consists primarily of lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Purchasers should carefully assess the risks associated with an investment in this Fund.


     -Federated American Leaders Fund II (Formerly "Equity Growth & Income
      Fund")


     Investment Objective: Primarily to achieve long-term growth of capital and secondarily, to provide income. This Fund pursues its investment objectives by investing under normal circumstances at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies are generally top-quality, established growth companies which, in the opinion of the investment adviser, meet specified criteria which is enumerated in the underlying mutual fund prospectus. There is no assurance that the Fund will achieve its investment objectives.


Fidelity Variable Insurance Products Fund


     The Fidelity Variable Insurance Products Fund ("VIP Fund") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The VIP Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager.


     -Equity-Income Portfolio


     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR also will consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


     -Overseas Portfolio


     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.


MFS(R) Variable Insurance Trust(SM)


     The MFS(R) Variable Insurance Trust(SM) ("Trust") is an open-end, registered management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated February 1, 1994. The Trust currently offers shares of each Series to insurance company separate accounts to fund variable life or annuity contracts. Massachusetts Financial Services Company("MFS"), a Delaware Corporation, is the investment adviser to each Series.


     -MFS(R) Emerging Growth Series

     Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital.

     -MFS(R) Total Return Series

     Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Series believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential.

     The MFS(R) Emerging Growth Series and the MFS(R) Total Return Series may invest to a limited extent in lower rated fixed income securities or comparable unrated securities commonly known as "junk bonds."

                                    15 of 96

Nationwide Separate Account Trust


     Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the separate underlying Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc. ("NAS") of One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.


     -Government Bond Fund


     Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. This Fund seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.


     -Money Market Fund

     Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

     -Small Company Fund


     Investment Objective: To seek long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. NAS has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


Voting Rights

     Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

     In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.


     The Contract Owner shall be the person who has the voting interest under a Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

     Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.


Substitution of Securities

     If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts or substitute shares of one or more underlying Mutual

                                    16 of 96

Funds for the underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, under such requirements as it may impose.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

Expenses of the Variable Account

     The Variable Account is responsible for the following types of expenses:
(1) administration expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

     Deductions from and expenses paid of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.


     For 1996, the Variable Account incurred total expenses equal to 1.60% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all contracts outstanding during that year.


Mortality Risk Charge

     The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

     For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The deduction of the Mortality Risk Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

Expense Risk Charge

     The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The deduction of the Expense Risk Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

Contract Maintenance Charge and Administration Charge


     The Company deducts a Contract Maintenance Charge and an Administration Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Administration Charge is equal on an annual basis to 0.15% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the value in that Sub-Account bears to the total Variable Account value. The Contract Maintenance Charge and Administration Charge are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.


     For Individual Retirement Annuities and Non-Qualified Contracts, the Contract Maintenance Charge is a one-time set up fee. The Contract Maintenance Charge varies from $50 to $0. Variances are based upon the initial Purchase Payment as follows:

                                    17 of 96

                                                          One-Time
              Initial Purchase Payment          Contract Maintenance Charge
                   Up to $14,999                            $50
                 $15,000 to $39,999                         $30
                  $40,000 and over                           $0

     For Qualified, Tax Sheltered Annuity, and SEP-IRA Contracts, there is no Contract Maintenance Charge.

     The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

Contingent Deferred Sales Charge


     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contract is surrendered, the Company will, with certain exceptions (see "Waiver of the Contingent Deferred Sales Charge"), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge (CDSC), when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company expects to recover most of its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6.9 % of Purchase Payments.


     The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the amount of the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then from the next oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. The Contingent Deferred Sales Charge applies as follows to Purchase Payments withdrawn:

             Number of Completed                Contingent Deferred
             Years From Date of                     Sales Charge
              Purchase Payment                       Percentage
                      0                                  7%
                      1                                  6%
                      2                                  5%
                      3                                  4%
                      4                                  3%
                      5                                  2%
                      6                                  1%
                      7                                  0%

Waiver of the Contingent Deferred Sales Charge


     Each Contract year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC), the greater of (a) an amount equal to 10% of that Purchase Payment made to the Contract or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan, or other Qualified Plan. This CDSC - free withdrawal privilege is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

     In addition, no Contingent Deferred Sales Charge will be deducted: (1) upon the annuitization of Contracts which have been in force for at least two years;
(2) upon payment of a Death Benefit pursuant to the death of the Annuitant or
(3) from any value which have been held under a Contract for at least 84 months.

     No Contingent Deferred Sales Charge applies upon the transfer of value among the Sub-Accounts or between the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies, of the type


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


and class which the Company determined is eligible for such exchange, the Company may waive or reduce the Contingent Deferred Sales Charge on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange. Sales without commissions or other standard distribution expenses can result in the waiver or reduction of the Contingent Deferred Sales Charge.

     When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or (b), where (a) is the amount which would otherwise be available for withdrawal without application of a Contingent Deferred Sales Charge; and where (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.


     For Tax Sheltered Annuity Contracts and Qualified Contracts, the Company will waive the Contingent Deferred Sales Charge when:

     A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code Section 401(k));

     B.   the Plan Participant becomes disabled (within the meaning of Code
          Section 72(m)(7));


     C. the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date immediately preceding the Distribution;

     D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date immediately preceding the Distribution;


     E.   the Plan Participant dies; or

     F. the Contract is annuitized after 2 years from the inception of the Contract.


     The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (See "FEDERAL TAX CONSIDERATIONS- Non-Qualified Contracts-Natural Persons as Owners").


     In addition, the Company may waive or reduce the Contingent Deferred Sales Charge for Non-Qualified Contracts when sales are made without commission or other standard distribution expenses, resulting in savings to the Company for the cost of the distribution effort.

     After the third Contract Anniversary, the Contingent Deferred Sales Charge will not apply if the Contract Owner is confined to a long term care facility or hospital and has been so confined for a continuous 90 day period as of the date of the surrender request.

     In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

Premium Taxes

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. The range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such taxes from a Contract Owner's Contract Value: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

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

                            OPERATION OF THE CONTRACT

Investments of the Variable Account

     The Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Funds specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The election as to allocation of Purchase Payments or as to transfers of the Contract Value from one Sub-Account to another may be changed by the Contract Owner pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.


     The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced no later than 2 business days after receipt of an order to purchase, if all information necessary for processing the purchase order is complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete the order to purchase. If it is not complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the order to purchase is complete. Thereafter, the Purchase Payment will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.


     Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Allocation of Purchase Payments and Contract Value


     Purchase Payments are allocated to the Fixed Account and/or one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.


     The initial Purchase Payment must be at least $5,000 for Non-Qualified Contracts or $2,000 for Individual Retirement Annuities. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase Payments, if any, after the first Contract Year must be at least $100 each for Non-Qualified Contracts and $150 for Individual Retirement Annuities. The Company, however, reserves the right to lower the Purchase Payment minimum for certain employer sponsored programs. The Company may reject any Purchase Payment that does not meet the minimum payment requirement. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.

     The cumulative total of all Purchase Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

     THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

Value of an Accumulation Unit

     The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of:

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

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period,

(b)  is the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

     (2) The per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.40% of the daily net asset value of the Variable Account.

     For underlying Mutual Funds options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.


     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge, Administration Charge and any charge or credit for tax reserves.


Valuation of Assets

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

Determining the Contract Value

     The sum of the value of all Accumulation Units attributable to the Contract plus any amounts credited to the Fixed Account under the Contract is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

Right to Revoke


     Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be a return of Purchase Payment. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

Transfers


     Transfers between the fixed and variable account must be made prior to the Annuitization Date. The Contract Owner may request a transfer of up to 100% of the Variable Account value to the Fixed Account without penalty or adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. The Company, at its sole discretion, reserves the right to refuse transfers or deposits to the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. The Company may, in any Contract Year, restrict transfers from the Variable Account to the Fixed Account to 10% of the Variable Account at the time of the transfer. All amounts transferred must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. Transfers from the Fixed Account may not be made prior to the end of the then current

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


Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Therefore, the Interest Rate Guarantee Period for deposits or transfers to the Fixed Account may continue for up to three months after a one year period has expired. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order.


     The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


     Transfers may be made either in writing, or by telephone, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

Contract Ownership Provisions

     Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

     Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Annuitant, if applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, such change shall be treated as the death of a Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.

Joint Ownership Provisions

     Where permitted by state law, Joint Owners must be spouses at the time joint ownership is requested. If named, the Joint Owner possesses an undivided interest in the entire Contract, along with the Contract Owner. When a Joint Owner is named, the exercise of any ownership right in the Contract shall require a written indication, signed by both the Contract Owner and Joint Owner, of an intent to exercise such right, unless the Contract Owner and Joint Owner provide in the application that the exercise of any such ownership right may be made by either the Owner or Joint Owner independently of one another. In this latter situation, the Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either the Contract Owner or Joint Owner. Prior to the Annuitization Date, a surviving Joint Owner shall retain sole rights in the Contract upon the other Joint Owner's death if the deceased Joint Owner was not also the Annuitant. If the deceased Joint Owner was also the Annuitant, disposition of the Contract will be determined based on provisions in the "Death of Annuitant" Sections.

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


Beneficiary Provisions

     The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

     Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant, by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was recorded, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


Surrender (Redemption)


     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract, and the Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving Joint Owner), the Company will require additional documentation of a customary nature.


     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

     The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

     With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract

     Except as provided below, the Contract Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

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

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in
     Section 403(b)(7) of the Code (403(b)(7) Custodial Accounts), may be executed only-

     1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.   The surrender limitations described in A. above also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to Tax Sheltered Annuities after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

     A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 401(k)(2)(B), Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered in violation of the restrictions stated above.

     The contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the contract is issued pursuant to a Qualified Plan.

Loan Privilege

     Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

     Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

     For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

     All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account.

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

     No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

     Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a purchase payment. Both loan repayments and purchase payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.


     If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.


     If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.


     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Plan Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Plan Participant or the employer.

     Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

     Individual Retirement Annuities, SEP-IRA, and Non-Qualified Contracts are not eligible for loans.

Assignment

     Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant. Any assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignees as to the proper allocation of Contract rights under the assignment.


     If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned would, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the contract are personal to the Contract Owner and may not be assigned without written consent of the Contract Owner. Assignments of the entire Contract Value may cause amounts to be included in gross income each year the assignment is in effect. Individual Retirement Annuities, Individual Retirement Accounts, Qualified Contracts, SEP IRAs and Tax Sheltered Annuities are not eligible for assignment.

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

Contract Owner Services


     Asset Rebalancing-The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months or based on another frequency authorized by the Company. If the last day of the period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the first business day after that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be made in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her other Contract. Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options.


     The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Contract Owners, however, such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.


     Dollar Cost Averaging-If the Contract Value is $15,000 or more, Contract Owner may direct the Company to automatically transfer a specified amount from the Money Market Fund Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Fund Sub-Account or the Fixed Account will be processed monthly or on another approved frequency until either the value in the Money Market Fund Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the transfers.


     The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners, however, such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.


     Systematic Withdrawals-A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. Unless otherwise directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. Unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments, the Systematic Withdrawals may be discontinued at any time by notifying the Company in writing.

     The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice to Contract Owners, however, such discontinuation will not affect Systematic Withdrawal programs already commenced. Systematic withdrawals are not available prior to the expiration of the ten day free look provision of the Contract or of applicable state/federal provisions. The Company also reserves the right to assess a processing fee for this service.

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

     A Systematic Withdrawal program will terminate automatically at the end of each Contract Year and may be reinstated only pursuant to a new request.

     If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greater of (i) 10% of the total sum of all Purchase Payments made to the contract at the time of withdrawal, less any Purchase Payments previously withdrawn that were subject to a CDSC, or (ii) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

            Contract Owner's Age          Percentage of Contract Value

                 Under 59 1/2                          5%
                 59 1/2to 70 1/2                       7%
                 70 1/2to 75                           9%
                 75 and Over                          13%

     If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

     The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described above are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Company at its Home Office (In the case of Joint Owners, the older Owner's age will be used). The Contract Owner may elect to take such CDSC-free amounts only once each Contract Year. Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.


         ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS


Annuity Commencement Date


     An Annuity Commencement Date will be selected at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to terms of a Qualified Plan or Tax Sheltered Annuity, annuitization may occur during the first 2 years, subject to approval by the Company.


Change in Annuity Commencement Date


     The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date with prior approval by the Company. The new date must comply with the Annuity Commencement Date provisions above.


Annuity Payment Period - Variable Account

     At the Annuitization Date a portion of the Contract Value may be applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table stated in the Contract.

     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment. Once Variable Annuity payments begin, the Owner may exchange amounts among the Sub-Account options once per year.
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

Value of an Annuity Unit

     The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (which is used for establishing the first variable annuity payment) (see "Net Investment Factor").

Assumed Investment Rate

     A 3.5% assumed investment rate is built into the first variable annuity payments. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

Frequency and Amount of Annuity Payments


     Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $2,000, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least that amount.


Change in Form of Annuity

     The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

Annuity Payment Options

     The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment Options.


     Option 1-Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

     Option 2-Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


     Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:


     (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in (2) below.

     (2) If someone other than the Annuitant is the payee, the present value, computed as of the date in which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

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


     Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

     If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no distribution will be made until an effective Annuity Payment Option has been elected. Contracts issued in connection with Qualified Plans, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the plan, Contract, or Code.

Death of Contract Owner Provisions - Non-Qualified Contracts

     For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Annuitant becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed in accordance with the "Required Distribution Provisions- Non-Qualified Contracts" provisions.

Death of the Annuitant Provisions - Non-Qualified Contracts

     If the Contract Owner and Annuitant are not the same person, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions".

     The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum distribution; (2) election of an annuity payout; or (3) any distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 60 days of the Annuitant's death.

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

Death of the Contract Owner/Annuitant Provisions

     If any Contract Owner and Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

Death Benefit Payment Provisions

     The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing at the Home Office the following three items: (1) proper proof of the Annuitant's death; (2) an election specifying the distribution method; and (3) any applicable state required form(s).

     If the Annuitant dies prior to his or her 85th birthday, the death benefit will be the greater of: (1) the Contract Value, (2) the sum of all purchase payments, less any amounts surrendered, or (3) the Contract Value as of the most recent 5-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary. If the Annuitant dies on or after his or her 85th birthday and prior to the Annutization Date, the Death Benefit shall equal the Contract Value.

     If the Owner/Annuitant dies prior to the first day of the calendar month following his or her 85th birthday, and

     1. the Contract Value is less than the Death Benefit as defined above, and

     2. the Beneficiary is entitled to continue the Contract indefinitely (in the case of a Beneficiary-spouse) or for any period or time consistent with
     Section 72 of the Code (in the case of non-spousal beneficiaries), then the following option will be provided:

     At the direction of the Beneficiary, and in lieu of Distribution of the Death Benefit, the Company will credit the Contract with the difference between the Contract Value and the Death Benefit. Any such credit shall be made among the various Sub-Accounts of the Variable Account and the Fixed Account in the same proportional allocation existing at the time of the Owner/Annuitant's death.

     If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected Annuity Payment Option.

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


Required Distribution Provisions For Non-Qualified Contracts

     Upon the death of any Owner or Contract Owner (including an Annuitant who becomes the Owner of the Contract on the Annuitization Date) (each of the foregoing "a deceased Owner"), certain distributions are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following distributions shall be made in accordance with such requirements:

     1. If any deceased Owner died on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such deceased Owner's death.

     2. If any deceased Owner died prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain changes as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Owner, provided however:

     (a) If any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated beneficiary, be distributed over the life of such designated beneficiary, or over a period not extending beyond the life expectancy of such designated beneficiary, provided that payments begin within one year of the date of the deceased Owner's death (or such longer period as may be permitted by federal income tax regulations), and

     (b) If the designated beneficiary is the surviving spouse of the deceased Owner, such spouse may elect to become the Contract Owner of this Contract, in lieu of a Death Benefit, and the distributions required under these distribution rules will be made upon the death of such spouse.

     In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions, (i) the death of the Annuitant shall be treated as the death of any Owner, (ii) any change of the Annuitant shall be treated as the death of any Owner, and (iii) in either case the appropriate distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

     These distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities, Qualified Plans and SEP IRAs).

     Upon the death of a "deceased Owner", the designated beneficiary must elect a method of distribution which complies with these above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the deceased Owner's death.

     If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

Required Distribution for Qualified Plans and Tax Sheltered Annuities

     The entire interest of a Annuitant under a Tax Sheltered Annuity Contract or Qualified Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations, and will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

     (a) the life of the Annuitant or the lives of the Annuitant and the Annuitant's designated beneficiary under the Selected Annuity Payment Option; or

     (b) a period not extending beyond the life expectancy of the Annuitant or the life expectancy of the Annuitant and the Annuitant's designated beneficiary.

     For Tax Sheltered Annuity Contracts, no distributions will be required from this Contract if distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity, of the Annuitant.

     If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (a) or (b), above, such payments will commence no later than
(i) the first day of April following the calendar year in which the Annuitant attains age 70 1/2 or (ii) when the Annuitant retires, whichever is later (the required beginning date). However, provision (ii) does not apply to

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


any employee who is a 5% owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

     If the Annuitant dies prior to the commencement of his or her Distribution, the entire interest in the Contract must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

     (a) the Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

     (b) the Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

     If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

     Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint and last survivor expectancy of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

     If the amounts distributed to the Annuitant are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.


Required Distributions for Individual Retirement Annuities and SEP IRAs

     Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2istribution may be accepted in a lump sum or in substantially equal payments over: (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary, or (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

     If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

(a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

     (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

     (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2.

(b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later that December 31 of the year following the year in which the Contract Owner dies.


     No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.


     If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse who is a beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as described in section (a)(i) of this provision.

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


     If the amounts distributed to the Contract Owner are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.


     A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Contract Owner must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.

     Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distributions from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of the Contract Owner's interest in the annuity is completed, the balance will also be included in the Contract Owner's gross estate.


     Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee Pensions (SAR SEPs), described in Section 408(k) of the Code, are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.


Generation-Skipping Transfers

     The Company may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

     A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.


                           FEDERAL TAX CONSIDERATIONS

Federal Income Taxes

     The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

     Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities including SEP IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

     Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

     Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

     A change of the Annuitant may be treated by the Internal Revenue Service as a taxable transaction.

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Non-Qualified Contracts - Natural Persons as Owners

     The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

     Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

     The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

     Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

     In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules.

     The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump

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


sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

Non-Qualified Contracts - Non-Natural Persons as Owners

     The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

     As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, the following rules will apply:

     The income earned under a Non-Qualified Contract that is owned by a Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.

     The foregoing Non-Natural Person rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

     The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

Qualified Plans, Individual Retirement Annuities, SEP IRAs and Tax Sheltered Annuities

     The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity, SEP IRA, or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

     For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

     Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

     The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or Individual Retirement Account. Distributions that may not be rolled over are those which are:

1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary, or (c) for a specified period of ten years or more, or

2.   a required minimum distribution.

     Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

     Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Annuity did not qualify for the desired tax treatment.

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


     The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

Withholding

     The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

Non-Resident Aliens

     Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

     A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

Federal Estate, Gift, and Generation Skipping Transfer Taxes

     A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

     The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to (a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

     If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

     Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.

Charge for Tax Provisions

     The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not

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

taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

Diversification

     The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the Contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner of an annuity Contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

     Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


Tax Changes

     In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

     The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

     Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

     THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                               GENERAL INFORMATION

Contract Owner Inquiries

     Contract Owner inquiries may be directed to Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling (800) 533-5622, TDD (800) 238-3035.

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

Statements and Reports

     The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners immediately each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed at the end of each calendar quarter detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a Dollar Cost Averaging program) or salary reduction arrangement, the Contract Owner will receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements, unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an semi-annual report and a annual report containing financial statements for the Variable Account, as of June 30 and December 31, respectively.

Advertising

     The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.


     Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as will average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because there is a one-time Contract Maintenance Charge which is deducted. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment and plan type.


     For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

     A "yield" and "effective yield" may also be advertised for the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may also from time to time advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity Sub-Accounts or mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     The Sub-Accounts of the Variable Account may also be compared to certain market indices, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index;

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

Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.


     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., Morningstar, Donoghue's, CDA/Wiesenberger; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Mutual Funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.


     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the company or the contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

All performance information and comparative material advertised by the Company is historical in nature and is not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than original cost.

Below are quotations of standardized average annual total return and non-standardized total return calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

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


                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                    Standardized Average Annual Total Return



----------------------------------------------------------------------------------------------------------------------------
              SUB-ACCOUNT OPTIONS                   1 Year to          5 Years to      Life of Fund to       Date Fund
              -------------------                   ----------         -----------     ----------------      ---------
                                                     12/31/96           12/31/96           12/31/96           Effective
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     1.67%               N/A               5.56%             3/01/94
----------------------------------------------------------------------------------------------------------------------------
Federated American Leader Fund II                      8.47%               N/A              13.12%             2/10/94
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                             4.21%               N/A              15.19%             7/25/95
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                1.72%               N/A              13.70%             1/03/95
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                   1.64%             14.94%             11.58%*           10/09/86
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                        0.64%              6.23%              5.84%             1/28/97
----------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                             -8.29%              4.16%             6.35%*            11/08/82
----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                -6.85%              1.31%             3.62%*            11/10/81
----------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                                9.65%               N/A              21.30%            10/23/95
----------------------------------------------------------------------------------------------------------------------------



                  Non-Standardized Average Annual Total Return



----------------------------------------------------------------------------------------------------------------------------
              SUB-ACCOUNT OPTIONS                   1 Year to          5 Years to      Life of Fund to       Date Fund
              -------------------                   ----------         -----------     ----------------      ---------
                                                     12/31/96           12/31/96           12/31/96          Effective
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.14%               N/A               8.74%             3/01/94
----------------------------------------------------------------------------------------------------------------------------
Federated American Leader Fund II                     19.27%               N/A              16.19%             2/10/94
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            14.80%               N/A              22.58%             7/25/95
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                               12.20%               N/A              18.79%             1/03/95
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                  12.11%             16.22%             12.10%*           10/09/86
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                       11.07%              7.50%              6.33%             1/28/97
----------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                              1.52%              5.43%             6.85%*            11/08/82
----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                 3.12%              2.60%              4.20%            11/10/81
----------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                               20.49%               N/A              30.64%            10/23/95
----------------------------------------------------------------------------------------------------------------------------

     * Represents 10 years to 12/31/96.



                                LEGAL PROCEEDINGS

     There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which the Company and the Variable Account are parties or to which any of their property is subject.

     The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................4
Financial Statements.........................................................5

                                       37

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

                                    APPENDIX

     Purchase Payments allocated to the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the Fixed Account portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

The Fixed Account

     The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide VA Separate Account-A and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

     The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

     The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

     The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

Transfers

     Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period"). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. The Company reserves the right to refuse transfers or deposits to the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                       38

                                    40 of 96

                      ANNUITY PAYMENT PERIOD FIXED ACCOUNT

First and Subsequent Payments

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

Annuity Tables and Assumed Interest Rate

     The Annuity Tables contained in the Contracts are based on the 1983 "Table a" Individual Annuity Mortality Table (set back six years) and 3.0% interest.

                                    41 of 96

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1997
              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                        NATIONWIDE VA SEPARATE ACCOUNT-A

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-533-5622.


                                TABLE OF CONTENTS

                                                                            Page

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................4
Financial Statements.........................................................5

General Information and History


     The Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) is a separate investment account of Nationwide Life and Annuity Insurance Company ("Company") (formerly Financial Horizons Life Insurance Company). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Life Insurance Company. The common stock of Nationwide Life Insurance Company is owned by Nationwide Financial Services, Inc., an insurance company holding company. Nationwide Financial Services, Inc. is owned by Nationwide Corporation, a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over 67.5 billion as of December 31, 1996.


Services

     The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company affiliates of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

     The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

     The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

Purchase of Securities Being Offered

     The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

     The Contract Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict the transfer to 25% of the Contract Value in any 12 month period. The Company, at its sole discretion, reserves the right to refuse transfers or deposits to the Fixed Account if the Fixed Account is greater or equal to 30% of the total Contract Value. The

                                       1

                                    42 of 96

Company may, in any Contract Year, restrict transfers from the Variable Account to the Fixed Account to 10% of the Variable Account at the time of the transfer. Transfers to the Fixed Account must remain on deposit in the Fixed Account until the end of the current Interest Rate Guarantee Period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfer under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

     Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date.

Underwriters

     The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of the Company. During the year ended December 31, 1996, no underwriting commissions were paid by the Company to NAS.

Calculations of Performance

     All performance advertising shall include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a $30 Contract Maintenance Charge and a 1.40% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states.


     Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because of the one-time Contract Maintenance Charge which is deducted when the Contract is established. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment and plan type.


     The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual total return and the nonstandardized average annual total return will be based on the rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the mutual fund held in the Sub-Account has been in existence, if the mutual fund has not been in existence for one of the prescribed periods. For those underlying mutual fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized average annual total return quotations will show the investment performance such underlying mutual fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

                                       2

                                    43 of 96

     Quotations of standardized average annual total return and non-standardized average annual total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.


     Below are the quotations of standardized average annual total return and nonstandardized average annual total return, calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                    Standardized Average Annual Total Return



--------------------------------------------------------------------------------------------------------------------------
              SUB-ACCOUNT OPTIONS                   1 Year to          5 Years to      Life of Fund to       Date Fund
              -------------------                   ----------         -----------     ----------------      ---------
                                                     12/31/96           12/31/96           12/31/96          Effective
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     1.67%               N/A               5.56%             3/01/94
--------------------------------------------------------------------------------------------------------------------------
Federated American Leader Fund II                      8.47%               N/A              13.12%             2/10/94
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                             4.21%               N/A              15.19%             7/25/95
--------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                1.72%               N/A              13.70%             1/03/95
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                   1.64%             14.94%             11.58%            10/09/86
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                        0.64%              6.23%              5.84%             1/28/97
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                             -8.29%              4.16%              6.35%            11/08/82
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                -6.85%              1.31%              5.30%            11/10/81
--------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                                9.65%               N/A              21.30%            10/23/95
--------------------------------------------------------------------------------------------------------------------------

                  Non-Standardized Average Annual Total Return




--------------------------------------------------------------------------------------------------------------------------
              SUB-ACCOUNT OPTIONS                   1 Year to          5 Years to      Life of Fund to       Date Fund
              -------------------                   ----------         -----------     ----------------      ---------
                                                     12/31/96           12/31/96           12/31/96           Effective
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.14%               N/A               8.74%             3/01/94
--------------------------------------------------------------------------------------------------------------------------
Federated American Leader Fund II                     19.27%               N/A              16.19%             2/10/94
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            14.80%               N/A              22.58%             7/25/95
--------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                               12.20%               N/A              18.79%             1/03/95
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                  12.11%             16.22%             12.10%            10/09/86
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                       11.07%              7.50%              6.33%             1/28/97
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                              1.52%              5.43%              6.85%            11/08/82
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                 3.12%              2.60%              4.20%            11/10/81
--------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                               20.49%               N/A              30.64%            10/23/95
--------------------------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/96.


     Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the

                                       3

                                    44 of 96
current yield quotations of the Fund. For the seven day period ended December 31, 1996, the Nationwide Separate Account Trust Money Market Fund Sub-Account's unit value yield and effective unit value yield were 3.64% and 3.70% respectively.


     The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Annuity Payments

     See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                       4

                                    45 of 96

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company
   (formerly Financial Horizons Life Insurance Company) and
   Contract Owners of Nationwide VA Separate Account-A
   (formerly Financial Horizons VA Separate Account-1):

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 1996


Assets:

   Investments at market value:

      Federated - Federated High Income Bond Fund II (FedHiInc)
         5,351 shares (cost $53,470) ..........................    $     54,795

      Fidelity VIP-- Equity-Income Portfolio (FidVIPEI)
         2,669 shares (cost $52,321) ..........................          56,139

      Fidelity VIP -- Growth Portfolio (FidVIPGr)
         2,262,504 shares (cost $52,142,514) ..................      70,454,363

      MFS(R) - Emerging Growth Series (MFSEmGrSe)
         3,908 shares (cost $53,506) ..........................          51,742

      Nationwide SAT -- Capital Appreciation Fund (NSATCapAp)
         519,009 shares (cost $6,408,740) .....................       8,449,459

      Nationwide SAT -- Government Bond Fund (NSATGvtBd)
         3,139,185 shares (cost $35,203,075) ..................      34,656,600

      Nationwide SAT -- Money Market Fund (NSATMyMkt)
         3,802,407 shares (cost $3,802,407) ...................       3,802,407

      Nationwide SAT -- Total Return Fund (NSATTotRe)
         4,847,223 shares (cost $50,895,999) ..................      64,322,651

      Neuberger & Berman -- Balanced Portfolio (NBAMTBal)
         1,569,940 shares (cost $23,770,547) ..................      24,993,442

      TCI Portfolios -- TCI Advantage (TCIAdv)
         2,107,066 shares (cost $11,571,020) ..................      13,253,450
                                                                   ------------
            Total investments .................................     220,095,048

   Accounts receivable ........................................           4,273
                                                                   ------------
           Total assets .......................................     220,099,321

ACCOUNTS PAYABLE ..............................................          27,251
                                                                   ------------
CONTRACT OWNERS' EQUITY .......................................    $220,072,070
                                                                   ============

Contract owners' equity represented by:                           UNITS          UNIT VALUE
                                                                ---------       ------------
   Contracts in accumulation phase:

 VA contracts:

      Fidelity VIP -- Growth Portfolio:
         Tax qualified................................          2,179,554         $19.539984       $  42,588,450
         Non-tax qualified ...........................          1,424,891          19.539984          27,842,347

      Nationwide SAT -- Capital Appreciation Fund:
         Tax qualified................................            266,039          17.979967           4,783,372
         Non-tax qualified............................            203,910          17.979967           3,666,295

      Nationwide SAT -- Government Bond Fund:
         Tax qualified................................            980,638          18.176386          17,824,455
         Non-tax qualified............................            925,418          18.176386          16,820,755

      Nationwide SAT -- Money Market Fund:
         Tax qualified................................            198,448          13.684658           2,715,693
         Non-tax qualified............................             77,424          13.684658           1,059,521

      Nationwide SAT -- Total Return Fund:
         Tax qualified................................          1,595,854          22.903028          36,549,889
         Non-tax qualified............................          1,212,036          22.903028          27,759,294

      Neuberger & Berman -- Balanced Portfolio:
         Tax qualified................................            972,426          15.011108          14,597,192
         Non-tax qualified............................            692,598          15.011108          10,396,663

      TCI Portfolios -- TCI Advantage:
         Tax qualified................................            554,216          14.067634           7,796,508
         Non-tax qualified............................            361,130          14.067634           5,080,245
         Initial Funding by Depositor (note 1a).......             25,000          15.079515             376,988

   VA-II Convertible contracts:

      Federated -- Federated High Income Bond Fund II:
         Non-tax qualified............................              4,865          11.260755              54,784

      Fidelity VIP-- Equity-Income Portfolio:
         Non-tax qualified............................              3,700          15.169422              56,127

      MFS(R)Emerging Growth Series:
         Non-tax qualified............................              4,480          11.549651              51,742
                                                                ---------          ---------
   Reserves for annuity contracts in payout phase:
         Tax qualified................................                                                    39,738
         Non-tax qualified............................                                                    12,012
                                                                                                   -------------
                                                                                                   $ 220,072,070
                                                                                                   =============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1996, 1995 and 1994


                                                                           1996              1995              1994
                                                                       -------------      -----------       -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends....................         $ 15,275,421        8,050,692         7,721,041
   Mortality, expense and administration charges (note 2)....           (2,743,464)      (2,357,690)       (2,024,513)
                                                                      -------------      -----------       -----------
      Net investment activity................................           12,531,957        5,693,002         5,696,528
                                                                      -------------      -----------       -----------

   Proceeds from mutual fund shares sold.....................            21,740,726       20,313,766        19,817,630
   Cost of mutual fund shares sold...........................           (19,156,737)     (18,563,695)      (19,721,355)
                                                                      -------------      -----------       -----------
      Realized gain (loss) on investments....................             2,583,989        1,750,071            96,275
   Change in unrealized gain (loss) on investments...........             8,279,881       31,434,577        (9,410,416)
                                                                      -------------      -----------       -----------
      Net gain (loss) on investments.........................            10,863,870       33,184,648        (9,314,141)
                                                                      -------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations.................            23,395,827       38,877,650        (3,617,613)
                                                                      -------------      -----------       -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners...........            14,984,201       13,686,421        47,925,144
   Redemptions...............................................           (14,810,150)     (16,686,757)      (15,715,791)
   Annuity benefits..........................................                (8,432)          (3,226)            -
   Annual contract maintenance charge (note 2)...............              (267,941)        (270,240)         (226,608)
   Contingent deferred sales charges (note 2)................              (325,984)        (413,527)         (445,574)
   Adjustments to maintain reserves..........................                 6,740           (2,665)           (2,326)
                                                                      -------------      -----------       -----------
         Net equity transactions.............................              (421,566)      (3,689,994)       31,534,845
                                                                      -------------      -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY........................            22,974,261       35,187,656        27,917,232
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD..................           197,097,809      161,910,153       133,992,921
                                                                      -------------      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD........................         $ 220,072,070      197,097,809       161,910,153
                                                                      =============      ===========       ===========



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company) (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the TCI Portfolios, Inc. - TCI Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

   (b) The Contracts

      Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

         Funds of the Federated Insurance Series (Federated);
            Federated -- Federated American Leaders Fund II (FedAmLead) Federated -- Federated High Income Bond Fund II (FedHiInc)

         Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP -- Equity - Income Portfolio (FidVIPEI)
            Fidelity VIP -- Growth Portfolio (FidVIPGr)
            Fidelity VIP -- Overseas Portfolio (FidVIPOv)

         Funds of the MFS(R) Variable Insurance Trust (MFS(R));
            MFS(R) -- Emerging Growth Series (MFSEmGrSe)
            MFS(R) -- Total Return Series (MFSTotReSe)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT -- Capital Appreciation Fund (NSATCapAp) Nationwide SAT -- Government Bond Fund (NSATGvtBd)
            Nationwide SAT -- Money Market Fund (NSATMyMkt)
            Nationwide SAT -- Small Company Fund (NSATSmCo)
            Nationwide SAT -- Total Return Fund (NSATTotRe)

         Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
            Neuberger & Berman -- Balanced Portfolio (NBAMTBal)

         Portfolio of the TCI Portfolios, Inc. (TCIPortfolios);
            TCI Portfolios -- TCI Advantage (TCIAdv)

      At December 31, 1996, contract owners have invested in all of the above funds except the Federated Federated American Leaders Fund II, Fidelity VIP - Overseas Portfolio, MFS(R) - Total Return Series, and Nationwide SAT Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

    Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of $30 which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

            -   Beginning unit value - Jan. 1

            -   Reinvested capital gains and dividends
                (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -   Unrealized gain (loss)
                (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -   Contract charges
                (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

            -   Ending unit value - Dec. 31

            -   Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      SCHEDULE I
                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
                                  VA CONTRACTS
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  Years Ended December 31, 1996, 1995 and 1994




                                   FIDVIPGR   NSATCAPAP   NSATGVTBD   NSATMYMKT   NSATTOTRE    NBAMTBAL       TCIADV      TCIADV+
                                   --------   ---------   ---------   ---------   ---------    --------       ------      -------
1996
Beginning unit value - Jan. 1    $17.260484   14.442619   17.796519   13.190835   19.046261    14.230121   13.047149    13.802855
----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                     1.239829     .749106    1.101097     .670495    1.268988     2.180116     .939604      .998314
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             1.283569    2.998126    (.490209)    .000000    2.858575    (1.208831)    .257546      .278346
----------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.243898)   (.209884)   (.231021)   (.176672)   (.270796)    (.190298)   (.176665)     .000000
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $19.539984   17.979967   18.176386   13.684658   22.903028    15.011108   14.067634    15.079515
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
 in unit value*                          13%         24%          2%          4%         20%           5%          8%          9%
==================================================================================================================================

1995
Beginning unit value - Jan. 1    $12.918431   11.311683   15.183984   12.648732   14.947703    11.649194   11.322395    11.822996
----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                      .071384     .642190    1.074443     .711093    1.480976      .296423     .410259      .431938
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             4.475621    2.653706    1.754428     .000000    2.840889     2.458241    1.473947     1.547921
----------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.204952)   (.164960)   (.216336)   (.168990)   (.223307)    (.173737)   (.159452)     .000000
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $17.260484   14.442619   17.796519   13.190835   19.046261    14.230121   13.047149    13.802855
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
 in unit value*                          34%         28%         17%          4%         27%          22%         15%         17%
==================================================================================================================================

1994
Beginning unit value - Jan. 1    $13.090637   11.564256   15.897022   12.335970   14.983077    12.212412   11.353606    11.701906
----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                      .787428     .182737     .997259     .475683     .756008      .476225     .298215      .309969
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             (.794444)   (.286833)  (1.509724)    .000000    (.594133)    (.884641)   (.181444)    (.188879)
----------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.165190)   (.148477)   (.200573)   (.162921)   (.197249)    (.154802)   (.147982)     .000000
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $12.918431   11.311683   15.183984   12.648732   14.947703    11.649194   11.322395    11.822996
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
 in unit value*                         (1)%        (2)%        (4)%          3%          0%         (5)%          0%          1%
==================================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
  + For Depositor, see note 1a.

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED
                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
                           VA-II CONVERTIBLE CONTRACTS
                        SCHEDULE OF CHANGES IN UNIT VALUE
                          Year Ended December 31, 1996

                                                                 FEDHIINC                FIDVIPEI              MFSEMGRSE
                                                                 --------                --------              ---------
1996**
   Beginning unit value - Jan. 1                               $10.000000              13.462945              10.000000
------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                                .927988                .620984                .097588
------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                         .479216               1.285801               1.607797
------------------------------------------------------------------------------------------------------------------------
   Contract charges                                              (.146449)              (.200308)              (.155734)
------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                                 $11.260755              15.169422              11.549651
------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                    13%                    13%                   15%
========================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** No other investment options were being utilized.



See note 3.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1996 and 1995, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                  KPMG Peat Marwick LLP


Columbus, Ohio
January 31, 1997

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)


                           Assets                                                         1996         1995
                           ------                                                      ----------    -------
Investments (notes 4, 7 and 8):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $640,303 in 1996; $539,214 in 1995)              $  648,076    555,751
      Equity securities (cost $10,854 in 1996; $10,256 in 1995)                            12,254     11,407
   Mortgage loans on real estate, net                                                     150,997    104,736
   Real estate, net                                                                         1,090      1,117
   Policy loans                                                                               126         94
   Short-term investments (note 12)                                                           492      4,844
                                                                                       ----------    -------
                                                                                          813,035    677,949
                                                                                       ----------    -------
Cash                                                                                        4,296         --
Accrued investment income                                                                   9,189      8,464
Deferred policy acquisition costs                                                          16,168     23,405
Deferred federal income tax (note 6)                                                        4,735         --
Other assets                                                                               32,747        208
Assets held in Separate Accounts (note 7)                                                 486,251    257,556
                                                                                       ----------    -------
                                                                                       $1,366,421    967,582
                                                                                       ==========    =======
            Liabilities and Shareholder's Equity
            ------------------------------------
Future policy benefits and claims (notes 5 and 7)                                      $   80,720    621,280
Funds withheld under coinsurance agreement with affiliate (note 12)                       679,571         --
Accrued federal income tax (note 6):
   Current                                                                                  7,914        708
   Deferred                                                                                    --      2,830
                                                                                       ----------    -------
                                                                                            7,914      3,538
                                                                                       ----------    -------
Other liabilities                                                                          27,928      5,031
Liabilities related to Separate Accounts (note 7)                                         486,251    257,556
                                                                                       ----------    -------
                                                                                        1,282,384    887,405
                                                                                       ----------    -------
Commitments (notes 7 and 8)

Shareholder's equity (notes 3, 4 and 11):
   Capital shares, $40 par value.  Authorized, issued and outstanding 66,000 shares         2,640      2,640
   Additional paid-in capital                                                              52,960     52,960
   Retained earnings                                                                       25,209     20,123
   Unrealized gains on securities available-for-sale, net                                   3,228      4,454
                                                                                       ----------    -------
                                                                                           84,037     80,177
                                                                                       ----------    -------
                                                                                       $1,366,421    967,582
                                                                                       ==========    =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                               1996        1995        1994
                                                                             --------     -------     -------
Revenues (note 13):
   Investment product and universal life insurance product policy charges    $  6,656       4,322       3,601
   Traditional life insurance premiums                                            246         674         311
   Net investment income (note 4)                                              51,045      49,108      45,030
   Realized losses on investments (note 4)                                         (3)       (702)       (625)
                                                                             --------     -------     -------
                                                                               57,944      53,402      48,317
                                                                             --------     -------     -------
Benefits and expenses:
   Benefits and claims                                                         35,524      34,180      29,870
   Amortization of deferred policy acquisition costs                            7,380       5,508       6,940
   Other operating expenses (note 12)                                           7,247       6,567       6,320
                                                                             --------     -------     -------
                                                                               50,151      46,255      43,130
                                                                             --------     -------     -------
      Income before federal income tax expense                                  7,793       7,147       5,187
                                                                             --------     -------     -------
Federal income tax expense (benefit) (note 6):
   Current                                                                      9,612       2,012       2,103
   Deferred                                                                    (6,905)        361        (244)
                                                                             --------     -------     -------
                                                                                2,707       2,373       1,859
                                                                             --------     -------     -------
      Net income                                                             $  5,086       4,774       3,328
                                                                             ========     =======     =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                                                    Unrealized
                                                                                                   gains (losses)
                                                                     Additional                    on securities        Total
                                                       Capital        paid-in         Retained     available-for-    shareholder's
                                                       shares         capital         earnings       sale, net          equity
                                                       -------       ----------       --------     --------------    -------------
1994:
   Balance, beginning of year                          $2,640          43,960          12,021              38            58,659
   Capital contribution                                    --           9,000              --              --             9,000
   Net income                                              --              --           3,328              --             3,328
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                             --              --              --           4,698             4,698
   Unrealized losses on securities available-
      for-sale, net                                        --              --              --          (8,439)           (8,439)
                                                       ------          ------          ------          ------           -------
   Balance, end of year                                $2,640          52,960          15,349          (3,703)           67,246
                                                       ======          ======          ======          ======           =======
1995:
   Balance, beginning of year                           2,640          52,960          15,349          (3,703)           67,246
   Net income                                              --              --           4,774              --             4,774
   Unrealized gains on securities available-
      for-sale, net                                        --              --              --           8,157             8,157
                                                       ------          ------          ------          ------           -------
   Balance, end of year                                $2,640          52,960          20,123           4,454            80,177
                                                       ======          ======          ======          ======           =======
1996:
   Balance, beginning of year                           2,640          52,960          20,123           4,454            80,177
   Net income                                              --              --           5,086              --             5,086
   Unrealized losses on securities available-
      for-sale, net                                        --              --              --          (1,226)           (1,226)
                                                       ------          ------          ------          ------           -------
   Balance, end of year                                $2,640          52,960          25,209           3,228            84,037
                                                       ======          ======          ======          ======           =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                               1996         1995        1994
                                                                            ---------     -------     -------
 Cash flows from operating activities:
    Net income                                                              $   5,086       4,774       3,328
    Adjustments to reconcile net income to net cash provided by operating activities:
          Capitalization of deferred policy acquisition costs                 (19,987)     (6,754)     (7,283)
          Amortization of deferred policy acquisition costs                     7,380       5,508       6,940
          Commission and expense allowances under coinsurance
              agreement with affiliate (note 12)                               26,473          --          --
          Amortization and depreciation                                         1,721         878         473
          Realized losses on invested assets, net                                   3         702         625
          Deferred federal income tax (benefit) expense                        (6,905)        361        (244)
          Increase in accrued investment income                                  (725)       (423)       (750)
          (Increase) decrease in other assets                                 (32,539)         62        (126)
          (Decrease) increase in policy liabilities and funds withheld
              on coinsurance agreement with affiliate                          (7,101)        627         926
          Increase (decrease) in accrued federal income tax payable             7,206         698        (254)
          Increase (decrease) in other liabilities                             22,897         368        (505)
                                                                            ---------     -------     -------
             Net cash provided by operating activities                          3,509       6,801       3,130
                                                                            ---------     -------     -------
 Cash flows from investing activities:
    Proceeds from maturity of securities available-for-sale                    73,966      41,729      24,850
    Proceeds from sale of securities available-for-sale                         2,480       3,070      13,170
    Proceeds from maturity of fixed maturity securities held-to-maturity           --      11,251       8,483
    Proceeds from repayments of mortgage loans on real estate                  10,975       8,673       5,733
    Proceeds from sale of real estate                                              --         655          --
    Proceeds from repayments of policy loans                                       23          50           2
    Cost of securities available-for-sale acquired                           (179,671)    (79,140)    (94,130)
    Cost of fixed maturity securities held-to maturity acquired                    --      (8,000)    (15,544)
    Cost of mortgage loans on real estate acquired                            (57,395)    (18,000)    (11,000)
    Cost of real estate acquired                                                   --         (10)        (52)
    Policy loans issued                                                           (55)        (66)        (80)
    Short-term investments, net                                                 4,352      (4,479)      1,407
                                                                            ---------     -------     -------
             Net cash used in investing activities                           (145,325)    (44,267)    (67,161)
                                                                            ---------     -------     -------
 Cash flows from financing activities:
    Proceeds from capital contribution                                             --          --       9,000
    Increase in investment product and universal life insurance
       product account balances                                               235,286      79,523      95,254
    Decrease in investment product and universal life insurance
       product account balances                                               (89,174)    (42,057)    (40,223)
                                                                            ---------     -------     -------
             Net cash provided by financing activities                        146,112      37,466      64,031
                                                                            ---------     -------     -------
 Net increase in cash                                                           4,296          --          --

 Cash, beginning of year                                                           --          --          --
                                                                            ---------     -------     -------
 Cash, end of year                                                          $   4,296          --          --
                                                                            =========     =======     =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)   Organization and Description of Business

      Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

      The Company sells primarily fixed and variable rate annuities through banks and other financial institutions. In addition, the Company sells universal life and other interest-sensitive life insurance products and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the financial statements. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

      In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



      The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

      (a)   Valuation of Investments and Related Gains and Losses

         The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

         Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

         Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

         Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

      (b)   Revenues and Benefits

         Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed annuities and annuities without life contingencies. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

         Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      (c)   Deferred Policy Acquisition Costs

         The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

      (d)   Separate Accounts

         Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

      (e)   Future Policy Benefits

         Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

      (f)   Federal Income Tax

         The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

         The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (g)   Reinsurance Ceded

         Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (h)   Statements of Cash Flows

         The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 12. As such, the Company had no cash balance as of December 31, 1995 and 1994.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      (i)   Reclassification

         Certain items in the 1995 and 1994 financial statements have been reclassified to conform to the 1996 presentation.


(3)   Change in Accounting Principle

      Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of Statement of Financial Accounting Standards (SFAS) No. 115 Accounting for Certain Investments in Debt and Equity Securities. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $380,974 and $399,556, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994, has been recorded as a direct credit to shareholder's equity as follows:

         Excess of fair value over amortized cost of fixed maturity
            securities available-for-sale                                         $ 18,582
         Adjustment to deferred policy acquisition costs                           (11,355)
         Deferred federal income tax                                                (2,529)
                                                                                  --------
                                                                                  $  4,698
                                                                                  ========

(4)   Investments

      The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996 and 1995:

                                                                                      Gross         Gross
                                                                       Amortized    unrealized    unrealized     Estimated
         1996:                                                           cost         gains         losses      fair value
                                                                       ---------    ----------    ----------    ----------
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               government corporations and agencies                    $  3,695            7            (78)        3,624
             Obligations of states and political subdivisions               269           --             (2)          267
             Debt securities issued by foreign governments                6,129          133             (8)        6,254
             Corporate securities                                       393,371        5,916         (1,824)      397,463
             Mortgage-backed securities                                 236,839        4,621           (992)      240,468
                                                                       --------      -------       --------       -------
                 Total fixed maturity securities                        640,303       10,677         (2,904)      648,076
           Equity securities                                             10,854        1,540           (140)       12,254
                                                                       --------      -------       --------       -------
                                                                       $651,157       12,217         (3,044)      660,330
                                                                       ========      =======       ========       =======
         1995:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               government corporations and agencies                    $  3,492           18             --         3,510
             Obligations of states and political subdivisions               271           --             (1)          270
             Debt securities issued by foreign governments                6,177          301             --         6,478
             Corporate securities                                       332,425       10,116           (925)      341,616
             Mortgage-backed securities                                 196,849        7,649           (621)      203,877
                                                                       --------      -------       --------       -------
                 Total fixed maturity securities                        539,214       18,084         (1,547)      555,751
           Equity securities                                             10,256        1,151             --        11,407
                                                                       --------      -------       --------       -------
                                                                       $549,470       19,235         (1,547)      567,158
                                                                       ========      =======       ========       =======

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               Amortized        Estimated
                                                                  cost          fair value
                                                               ---------        ----------
         Fixed maturity securities available-for-sale:
            Due in one year or less                             $ 43,219           43,441
            Due after one year through five years                198,045          200,453
            Due after five years through ten years               121,820          122,595
            Due after ten years                                   40,380           41,119
                                                                --------          -------
                                                                 403,464          407,608
         Mortgage-backed securities                              236,839          240,468
                                                                --------          -------
                                                                $640,303          648,076
                                                                ========          =======

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                              1996              1995
                                                            -------           -------
         Gross unrealized gains                             $ 9,173            17,688
         Adjustment to deferred policy acquisition
            costs                                            (4,207)          (10,836)
         Deferred federal income tax                         (1,738)           (2,398)
                                                            -------           -------
                                                            $ 3,228             4,454
                                                            =======           =======

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                              1996        1995       1994
                                            --------     ------    -------
         Securities available-for-sale:
            Fixed maturity securities       $ (8,764)    30,647    (32,692)
            Equity securities                    249      1,283       (190)
         Fixed maturity securities
            held-to-maturity                      --      3,941     (8,407)
                                            --------     ------    -------
                                            $ (8,515)    35,871    (41,289)
                                            ========     ======    =======

      Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $2,480, $3,070 and $13,170, respectively. During 1996, gross gains of $181 ($64 and $373 in 1995 and 1994, respectively) and no gross losses ($6 and $73 in 1995 and 1994, respectively) were realized on those sales.

      During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $2,000 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $600.

      As permitted by the Financial Accounting Standards Board's Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities, issued in November 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $77,405, resulting in a gross unrealized gain of $1,709.

      The Company has no investments which were non-income producing for the twelve month period preceding December 31, 1996 ($996 of fixed maturity securities in 1995).

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Real estate is presented at cost less accumulated depreciation of $108 as of December 31, 1996 ($81 as of December 31, 1995) and valuation allowances of $229 as of December 31, 1996 ($229 as of December 31, 1995).

      The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS No. 114 - Accounting by Creditors for Impairment of a Loan as amended by SFAS No. 118 - Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosure) as of December 31, 1996 was $955 ($966 as of December 31, 1995), which includes $955 (none as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $184 (none as of December 31, 1995) and none ($966 as of December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $964 ($242 in 1995) and interest income recognized on those loans was $16 (none in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1996:

                                                     1996    1995
                                                     ----    ----
         Allowance, beginning of year                $750     860
              Additional charged to operations        184      --
              Reduction of the allowance credited
                to operations                          --    (110)
                                                     ----    ----
         Allowance, end of year                      $934     750
                                                     ====    ====

      An analysis of investment income by investment type follows for the years ended December 31:

                                                1996      1995      1994
                                              -------    ------    ------
         Gross investment income:
            Securities available-for-sale:
               Fixed maturity securities      $40,552    35,093    36,720
               Equity securities                  598       713        16
            Fixed maturity securities
               held-to-maturity                    --     4,530       540
            Mortgage loans on real estate       9,991     9,106     8,437
            Real estate                           214       273       175
            Short-term investments                507       348       207
            Other                                  57        41        19
                                              -------    ------    ------
                   Total investment income     51,919    50,104    46,114
         Less: investment expenses                874       996     1,084
                                              -------    ------    ------
                   Net investment income      $51,045    49,108    45,030
                                              =======    ======    ======

      An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                            1996     1995     1994
                                                           -----     ----     ----
           Fixed maturity securities available-for-sale    $ 181     (822)     260
           Mortgage loans on real estate                    (184)     110     (832)
           Real estate and other                              --       10      (53)
                                                           -----     ----     ----
                                                           $  (3)    (702)    (625)
                                                           =====     ====     ====

      Fixed maturity securities with an amortized cost of $3,403 and $2,806 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)   Future Policy Benefits

      The liability for future policy benefits for investment contracts has been established based on policy terms, interest rates and various contract provisions. The average interest rate credited on investment product policies was approximately 5.6%, 5.6% and 5.3% for the years ended December 31, 1996, 1995 and 1994, respectively.


(6)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1996 and 1995 are as follows:

                                                               1996         1995
                                                             --------     -------
         Deferred tax assets:
            Liabilities in Separate Accounts                 $  5,311       3,445
            Future policy benefits                              1,070       5,249
            Mortgage loans on real estate and real estate         407         338
            Other assets and other liabilities                  3,836         708
                                                             --------     -------
              Total gross deferred tax assets                  10,624       9,740
                                                             --------     -------
         Deferred tax liabilities:
            Fixed maturity securities                           3,268       6,308
            Deferred policy acquisition costs                   2,131       6,262
            Equity securities                                     490          --
                                                             --------     -------
              Total gross deferred tax liabilities              5,889      12,570
                                                             --------     -------
                                                             $  4,735      (2,830)
                                                             ========     =======

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1996, 1995 and 1994 based on its analysis of future deductible amounts.

      Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1996                 1995                 1994
                                                      ----------------     ----------------     ----------------
                                                       Amount       %       Amount       %       Amount       %
                                                      -------     ----     -------     ----     -------     ----
         Computed (expected) tax expense              $ 2,728     35.0     $ 2,501     35.0     $ 1,815     35.0
         Tax exempt interest and dividends
            received deduction                           (175)    (2.3)       (150)    (2.1)        (50)    (1.0)
         Other, net                                       154      2.0          22      0.3          94      1.8
                                                      -------     ----     -------     ----     -------     ----
               Total (effective rate of each year)    $ 2,707     34.7     $ 2,373     33.2     $ 1,859     35.8
                                                      =======     ====     =======     ====     =======     ====

      Total federal income tax paid was $2,335, $1,314 and $2,357 during the years ended December 31, 1996, 1995 and 1994, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)   Disclosures about Fair Value of Financial Instruments

      SFAS No. 107 - Disclosures about Fair Value of Financial Instruments (SFAS
      107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

      These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         Cash, short-term investments and policy loans: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

         Fixed maturity and equity securities: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

         Separate Account assets and liabilities: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

         Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         Investment contracts: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 8.

      Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                     1996                       1995
                                                           -----------------------    -----------------------
                                                           Carrying     Estimated     Carrying     Estimated
                                                            amount      fair value     amount      fair value
                                                           --------     ----------    --------     ----------
         Assets
         Investments:
            Securities available-for-sale:
               Fixed maturity securities                   $648,076       648,076       555,751       555,751
               Equity securities                             12,254        12,254        11,407        11,407
            Mortgage loans on real estate, net              150,997       152,496       104,736       111,501
            Policy loans                                        126           126            94            94
            Short-term investments                              492           492         4,844         4,844
            Cash                                              4,296         4,296            --            --
         Assets held in Separate Accounts                   486,251       486,251       257,556       257,556

         Liabilities
         Investment contracts                                75,417        72,262       616,984       601,582
         Policy reserves on life insurance contracts          5,303         5,390         4,296         4,520
         Liabilities related to Separate Accounts           486,251       471,125       257,556       246,996

(8)   Additional Financial Instruments Disclosures

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $19,500 extending into 1997 were outstanding as of December 31, 1996.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 31% (28% in 1995) in any geographic area and no more than 5% (15% in 1995) with any one borrower.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                          Apartment
                                   Office      Warehouse      Retail       & other        Total
                                  --------     ---------      ------      ---------     --------
          1996:
            East North Central    $  1,968        2,324        8,203         7,867        20,362
            East South Central          --           --        1,828        11,591        13,419
            Mountain                    --        1,394           --         1,986         3,380
            Middle Atlantic          2,817           --          883         1,990         5,690
            New England              1,993          868        1,944            --         4,805
            Pacific                  3,883       15,779       10,093         9,273        39,028
            South Atlantic           9,926           --       16,209        20,520        46,655
            West North Central       2,000           --           --            --         2,000
            West South Central       3,824           --        1,995        10,847        16,666
                                  --------       ------       ------       -------      --------
                                  $ 26,411       20,365       41,155        64,074       152,005
                                  ========       ======       ======       =======
               Less valuation allowances and unamortized discount                          1,008
                                                                                        --------
                    Total mortgage loans on real estate, net                            $150,997
                                                                                        ========
          1995:
            East North Central    $  1,854          878        8,263         3,940        14,935
            East South Central          --           --        1,877        11,753        13,630
            Mountain                    --           --           --         1,964         1,964
            Middle Atlantic            882        1,820          901            --         3,603
            New England                 --          895        1,963            --         2,858
            Pacific                  1,923        8,600        8,211         8,838        27,572
            South Atlantic           3,953           --        9,928        15,797        29,678
            West North Central          --        1,500           --            --         1,500
            West South Central       3,881          969           --         4,932         9,782
                                  --------       ------       ------       -------      --------
                                  $ 12,493       14,662       31,143        47,224       105,522
                                  ========       ======       ======       =======
               Less valuation allowances and unamortized discount                            786
                                                                                        --------
                    Total mortgage loans on real estate, net                            $104,736
                                                                                        ========

(9)   Pension Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

      Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $189, $214 and $265, respectively.

      The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                    1996            1995           1994
                                                                 ---------        --------        -------
          Service cost (benefits earned during the period)       $  75,466          64,524         64,740
          Interest cost on projected benefit obligation            105,511          95,283         73,951
          Actual return on plan assets                            (210,583)       (249,294)       (21,495)
          Net amortization and deferral                            101,795         143,353        (62,150)
                                                                 ---------        --------        -------
                                                                 $  72,189          53,866         55,046
                                                                 =========        ========        =======

      Basis for measurements, net periodic pension cost:

                                                                1996        1995        1994
                                                              -------     -------     -------
          Weighted average discount rate                         6.00%       7.50%       5.75%
          Rate of increase in future compensation levels         4.25%       6.25%       4.50%
          Expected long-term rate of return on plan assets       6.75%       8.75%       7.00%

      Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                               1996           1995
                                                                           -----------     ----------
          Accumulated benefit obligation:
             Vested                                                        $ 1,338,554      1,236,730
             Nonvested                                                          11,149         26,503
                                                                           -----------     ----------
                                                                           $ 1,349,703      1,263,233
                                                                           ===========     ==========
          Net accrued pension expense:
             Projected benefit obligation for services rendered to date    $ 1,847,828      1,780,616
             Plan assets at fair value                                       1,947,933      1,738,004
                                                                           -----------     ----------
                Plan assets in excess of (less than) projected benefit
                   obligation                                                  100,105        (42,612)
             Unrecognized prior service cost                                    37,870         42,845
             Unrecognized net gains                                           (201,952)       (63,130)
             Unrecognized net asset at transition                               37,158         41,305
                                                                           -----------     ----------
                                                                           $   (26,819)       (21,592)
                                                                           ===========     ==========

      Basis for measurements, funded status of plan:

                                                                               1996           1995
                                                                           -----------     ----------
          Weighted average discount rate                                       6.50%          6.00%
          Rate of increase in future compensation levels                       4.75%          4.25%

      Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau, a wholly owned subsidiary of NLIC.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(10)  Postretirement Benefits Other Than Pensions

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation, however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $840 and $808, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $78, $66 and $119, respectively.

      The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                     1996         1995        1994
                                                                                   --------     -------     -------
         Service cost (benefits attributed to employee service during the year)    $  6,541       6,235       8,586
         Interest cost on accumulated postretirement benefit obligation              13,679      14,151      14,011
         Actual return on plan assets                                                (4,348)     (2,657)     (1,622)
         Amortization of unrecognized transition obligation of affiliates               173       2,966         568
         Net amortization and deferral                                                1,830      (1,619)      1,622
                                                                                   --------     -------     -------
                                                                                   $ 17,875      19,076      23,165
                                                                                   ========     =======     =======

      Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                         1996         1995
                                                                                      ---------     --------
         Accrued postretirement benefit expense:
            Retirees                                                                  $  92,954       88,680
            Fully eligible, active plan participants                                     23,749       28,793
            Other active plan participants                                               83,986       90,375
                                                                                      ---------     --------
               Accumulated postretirement benefit obligation (APBO)                     200,689      207,848
            Plan assets at fair value                                                    63,044       54,325
                                                                                      ---------     --------
               Plan assets less than accumulated postretirement benefit obligation     (137,645)    (153,523)
            Unrecognized transition obligation of affiliates                              1,654        1,827
            Unrecognized net gains                                                      (23,225)      (1,038)
                                                                                      ---------     --------
                                                                                      $(159,216)    (152,734)
                                                                                      =========     ========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                   1996        1996        1995       1995         1994
                                                   APBO        NPPBC       APBO       NPPBC        NPPBC
                                                 --------    --------    --------    --------    --------
         Discount rate                               7.25%       6.65%       6.75%       8.00%       7.00%
         Long-term rate of return on plan
             assets, net of tax                        --        4.80%         --        8.00%        N/A
         Assumed health care cost trend rate:
             Initial rate                           11.00%      11.00%      11.00%      10.00%      12.00%
             Ultimate rate                           6.00%       6.00%       6.00%       6.00%       6.00%
             Uniform declining period            12 Years    12 Years    12 Years    12 Years    12 Years

      The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(11)  Regulatory Risk-Based Capital and Dividend Restriction

      Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

      The statutory capital shares and surplus of the Company as reported to regulatory authorities as of December 31, 1996, 1995 and 1994 was $71,390, $54,978 and $48,947, respectively. The statutory net income of the Company as reported to regulatory authorities for the years ended December 31, 1996, 1995 and 1994 was $670, $8,023 and $6,173, respectively.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1996, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department is $7,139.

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.


(12)  Transactions With Affiliates

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $410, $287 and $341, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,682, $2,596 and $2,503 in 1996, 1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,275 and $1,186 as of December 31, 1996 and 1995, respectively.

      Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. Under 100% coinsurance with funds withheld agreements, invested assets are retained by the ceding company and liabilities for future policy benefits are transferred to the assuming company. In addition, net investment earnings on the invested assets retained by the ceding company are to be paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the 100% coinsurance with funds withheld agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

      The Company has recorded a liability equal to the amount due to NLIC as of December 31, 1996 for $679,571, which represents the future policy benefits of the fixed individual deferred annuity contracts ceded. In consideration for the initial inforce business reinsured, NLIC agreed to pay the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company
      (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $492 and $4,844 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying balance sheets.

      Certain annuity products are sold through an affiliated company, which is a subsidiary of Nationwide Corporation. Total commissions paid to the affiliate for the three years ended December 31, 1996 were $14,644, $5,949 and $6,633, respectively.

(13)  Segment Information

      The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by an affiliated company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses are reported in the Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                  1996          1995         1994
                                                              -----------     --------     --------
          Revenues:
             Variable Annuities                               $     4,591        2,927        2,435
             Fixed Annuities                                       51,643       50,056       44,812
             Life Insurance                                           165          185          179
             Corporate and Other                                    1,545          234          891
                                                              -----------     --------     --------
                                                              $    57,944       53,402       48,317
                                                              ===========     ========     ========
          Income (loss) before federal income tax expense:
             Variable Annuities                                     1,094        1,196          658
             Fixed Annuities                                        5,156        5,633        5,093
             Life Insurance                                            (1)        (381)        (990)
             Corporate and Other                                    1,544          699          426
                                                              -----------     --------     --------
                                                              $     7,793        7,147        5,187
                                                              ===========     ========     ========
          Assets:
             Variable Annuities                                   503,111      267,097      185,332
             Fixed Annuities                                      787,682      643,313      606,696
             Life Insurance                                         2,597        2,665        2,677
             Corporate and Other                                   73,031       54,507       38,335
                                                              -----------     --------     --------
                                                              $ 1,366,421      967,582      833,040
                                                              ===========     ========     ========

                                                                      SCHEDULE I

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Summary of Investments -
                    Other Than Investments in Related Parties

                             As of December 31, 1996
                                ($000's omitted)


-------------------------------------------                          --------      ------------    ---------------
                 Column A                                            Column B        Column C         Column D
-------------------------------------------                          --------      ------------    ---------------
                                                                                                   Amount at which
                                                                                                    shown in the
            Type of Investment                                         Cost        Market value     balance sheet
-------------------------------------------                          --------      ------------    ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities        $239,737        243,310           243,310
      States, municipalities and political subdivisions                   269            267               267
      Foreign governments                                               6,129          6,254             6,254
      Public utilities                                                 89,884         90,885            90,885
      All other corporate                                             304,284        307,360           307,360
                                                                     --------        -------           -------
          Total fixed maturity securities available-for-sale          640,303        648,076           648,076
                                                                     --------        -------           -------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                          10,854         12,254            12,254
                                                                     --------        -------           -------
          Total equity securities available-for-sale                   10,854         12,254            12,254
                                                                     --------        -------           -------

Mortgage loans on real estate, net                                    151,931                          150,997(1)
Real estate, net:
   Investment properties                                                  855                              540(1)
   Acquired in satisfaction of debt                                       573                              550(1)
Policy loans                                                              126                              126
Short-term investments                                                    492                              492
                                                                     --------                          -------
          Total investments                                          $805,134                          813,035
                                                                     ========                          =======

----------

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 4 to the financial statements.



See accompanying independent auditors' report.

                                                                    SCHEDULE III

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Supplemental Insurance Information

                     As of December 31, 1996, 1995 and 1994
                      and for each of the years then ended
                                ($000's omitted)

-------------------------------  ---------------     -----------------------   -----------------  ----------------  --------
       Column A                      Column B               Column C              Column D           Column E       Column F
-------------------------------  ---------------     -----------------------   -----------------  ----------------  --------
                                 Deferred policy     Future policy benefits,                       Other policy
                                   acquisition         losses, claims and      Unearned premiums    claims and       Premium
        Segment                       costs               loss expenses              (1)          benefits payable   revenue
-------------------------------  ---------------     -----------------------   -----------------  ----------------  --------
1996: Variable Annuities             $ 17,335                    --                                        --             --
      Fixed Annuities                   2,691                78,947                                        --            246
      Life Insurance                      349                 1,773                                        --             --
      Corporate and Other              (4,207)                   --                                        --             --
                                     --------               -------                                   -------        -------
             Total                   $ 16,168                80,720                                        --            246
                                     ========               =======                                   =======        =======
1995: Variable Annuities                9,966                    --                                        --             --
      Fixed Annuities                  23,913               619,400                                        --            674
      Life Insurance                      360                 1,880                                        --             --
      Corporate and Other             (10,834)                   --                                        --             --
                                     --------               -------                                   -------        -------
             Total                   $ 23,405               621,280                                        --            674
                                     ========               =======                                   =======        =======

1994: Variable Annuities                7,760                    --                                        --             --
      Fixed Annuities                  25,344               581,352                                        --            311
      Life Insurance                      481                 1,836                                        --             --
      Corporate and Other               7,955                    --                                        --             --
                                     --------               -------                                   -------        -------
             Total                   $ 41,540               583,188                                        --            311
                                     ========               =======                                   =======        =======

-----------------------------     -------------    ---------     ------------       ---------    --------
       Column A                      Column G       Column H       Column I          Column J    Column K
-----------------------------     -------------    ---------     ------------       ---------    --------
                                                    Benefits,    Amortization
                                                     claims,     of deferred          Other
                                  Net investment   losses and       policy          operating
                                      income       settlement    acquisition         expenses    Premiums
        Segment                         (2)         expenses        costs              (2)        written
-----------------------------     -------------    ---------     ------------       ---------    --------
1996: Variable Annuities             $   (849)            238          1,473           1,786             --
      Fixed Annuities                  50,197          35,193          5,888           5,407             --
      Life Insurance                      149              93             19              54             --
      Corporate and Other               1,548              --             --              --             --
                                     --------         -------        -------         -------        -------
             Total                   $ 51,045          35,524          7,380           7,247             --
                                     ========         =======        =======         =======        =======

1995: Variable Annuities                 (450)            107            739             886             --
      Fixed Annuities                  48,454          33,974          5,211           5,238             --
      Life Insurance                      169              99             24             443             --
      Corporate and Other                 935              --           (466)             --             --
                                     --------         -------        -------         -------        -------
             Total                   $ 49,108          34,180          5,508           6,567             --
                                     ========         =======        =======         =======        =======

1994: Variable Annuities                 (229)             86            464           1,227             --
      Fixed Annuities                  43,569          29,694          6,002           4,022             --
      Life Insurance                      173              90              8           1,071             --
      Corporate and Other               1,517              --            466              --             --
                                     --------         -------        -------         -------        -------
             Total                   $ 45,030          29,870          6,940           6,320             --
                                     ========         =======        =======         =======        =======

----------

(1)  Unearned premiums are included in Column C amounts.

(2) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                     SCHEDULE IV

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                   Reinsurance

                     As of December 31, 1996, 1995 and 1994
                      and for each of the years then ended
                                ($000's omitted)

-------------------------------  ------------   ---------  ----------  ----------   ----------
        Column A                  Column B      Column C    Column D   Column E      Column F
-------------------------------  ------------   ---------  ----------  ----------   ----------
                                                                                    Percentage
                                                Ceded to    Assumed                  of amount
                                                  other    from other                 assumed
                                 Gross amount   companies  companies   Net amount     to net
                                 ------------   ---------  ----------  ----------   ----------
1996:
Life Insurance in force            $ 7,221            463         --       6,758         0.0%
                                   =======        =======    =======     =======     =======

Premiums:
   Life insurance                      246             --         --         246         0.0%
                                   -------        -------    -------     -------     -------
          Total                    $   246             --         --         246         0.0%
                                   =======        =======    =======     =======     =======

1995:
Life Insurance in force            $ 8,186            468         --       7,718         0.0%
                                   =======        =======    =======     =======     =======

Premiums:
   Life insurance                      674             --         --         674         0.0%
                                   -------        -------    -------     -------     -------
          Total                    $   674             --         --         674         0.0%
                                   =======        =======    =======     =======     =======


1994:
Life Insurance in force            $ 8,298             14         --       8,284         0.0%
                                   =======        =======    =======     =======     =======

Premiums:
   Life Insurance                      311             --         --         311         0.0%
                                   -------        -------    -------     -------     -------
          Total                    $   311             --         --         311         0.0%
                                   =======        =======    =======     =======     =======

----------

Note: The life insurance caption represents premiums from life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.


See accompanying independent auditors' report.

                                                                      SCHEDULE V

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                        Valuation and Qualifying Accounts

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

-----------------------------------------------------     -----------      --------------------------   ----------   --------
            Column A                                       Column B                  Column C             Column D   Column E
-----------------------------------------------------     -----------      --------------------------   ----------   --------
                                                            Balance         Charged                                  Balance
                                                              at            to costs        Charged                   at end
                                                           beginning          and           to other     Deductions     of
           Description                                     of period        expenses        accounts        (1)       period
-----------------------------------------------------     -----------      ---------        ---------   ----------   --------
1996:
Valuation allowances - mortgage loans on real estate         $   750             184               --          --         934
Valuation allowances - real estate                               229              --               --          --         229
                                                             -------         -------          -------     -------     -------
     Total                                                   $   979             184               --          --       1,163
                                                             =======         =======          =======     =======     =======


1995:
Valuation allowances - fixed maturity securities                  --             996               --         996          --
Valuation allowances - mortgage loans on real estate             860            (110)              --          --         750
Valuation allowances - real estate                               472            (243)              --          --         229
                                                             -------         -------          -------     -------     -------
     Total                                                   $ 1,332             643               --         996         979
                                                             =======         =======          =======     =======     =======


1994:
Valuation allowances - mortgage loans on real estate             360             831               --         331         860
Valuation allowances - real estate                               419              53               --          --         472
                                                             -------         -------          -------     -------     -------
     Total                                                   $   779             884               --         331       1,332
                                                             =======         =======          =======     =======     =======

----------

(1) Amounts represent direct write-downs charged against the valuation allowance.


See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         To be filed by Financial Statements:

         (1)   Financial statements and schedule included                Page
               in Prospectus
               (Part A):

               Condensed Financial Information.                           N/A

         (2)   Financial statements included                              38
               in Part B:

               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
               (Part A).

         Nationwide VA Separate Account-A:

               Independent Auditors' Report.                              38

               Statements of Assets, Liabilities                          39
               and Contract Owners' Equity as of
               December 31, 1996.

               Statements of Operations and Changes                       41
               in Contract Owners' Equity for the years ended December 31, 1996, 1995, and 1994.

               Notes to Financial Statements.                             42

               Schedules of Changes In Unit Value.                        44

         Nationwide Life and Annuity Insurance Company:


               Independent Auditors' Report.                              45

               Balance Sheets as of December 31, 1996 and 1995

               Statements of Income for the years ended                   47
               December 31, 1996, 1995 and 1994

               Statements of Shareholder's Equity for the                 48
               years ended December 31, 1996, 1995 and 1994.

               Statements of Cash Flows for the years ended               49
               December 31, 1996, 1995 and 1994.

               Notes to Financial Statements.                             50

               Schedule I - Summary of Investments - Other                92
               Than Investments in Related Parties

               Schedule III - Supplemental Insurance Information          93

               Schedule IV - Reinsurance                                  94

               Schedule V - Valuation and Qualifying Accounts             95

                                    74 of 96

Item 24. (b) Exhibits

             (1)   Resolution of the Depositor's Board of
                   Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

             (2)   Not Applicable

             (3)   Underwriting or Distribution contracts
                   between the Registrant and Principal
                   Underwriter - Filed previously with this Registration Statement and hereby incorporated by reference.

             (4)   The form of the variable annuity contract -
                   Filed previously with this Registration
                   Statement and hereby incorporated
                   herein by reference.

             (5)   Variable Annuity Application - Filed
                   previously with this Registration
                   Statement and hereby incorporated herein by reference.

             (6)   Articles of Incorporation of Depositor
                   Filed previously with this Registration
                   Statement and hereby incorporated herein by reference.

             (7)   Not Applicable

             (8)   Not Applicable

             (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

             (10)  Not Applicable

             (11)  Not Applicable

             (12)  Not Applicable

             (13)  Performance Advertising Calculation
                   Schedule - Filed previously with this
                   Registration Statement and hereby
                   incorporated herein by reference.

                                    75 of 96

Item 25. Directors and Officers of the Depositor

             Name and Principal                   Positions and Offices
              Business Address                       With Depositor

            Lewis J. Alphin                              Director
            519 Bethel Church Road
            Mount Olive, NC  28365

            Keith W. Eckel                               Director
            1647 Falls Road
            Clarks Summit, PA 18411

            Willard J. Engel                             Director
            1100 East Main Street
            Marshall, MN 56258

            Fred C. Finney                               Director
            1558 West Moreland Road
            Wooster, OH 44691

            Charles L. Fuellgraf, Jr.                    Director
            600 South Washington Street
            Butler, PA  16001

            Joseph J. Gasper               President and Chief Operating Officer
            One Nationwide Plaza                       and Director
            Columbus, OH  43215


            Henry S. Holloway                         Chairman of the
            1247 Stafford Road                      Board and Director
            Darlington, MD  21034

            Dimon Richard McFerson         Chairman and Chief Executive Officer-
            One Nationwide Plaza              Nationwide Insurance Enterprise
            Columbus, OH  43215                        and Director


            David O. Miller                              Director
            115 Sprague Drive
            Hebron, OH 43025


            C. Ray Noecker                               Director
            2770 Winchester Southern S.
            Ashville, OH 43103


            James F. Patterson                           Director
            8765 Mulberry Road
            Chesterland, OH  44026

                                    76 of 96

             Name and Principal                   Positions and Offices
              Business Address                       With Depositor

            Arden L. Shisler                             Director
            1356 North Wenger Road
            Dalton, OH  44618

            Robert L. Stewart                            Director
            88740 Fairview Road
            Jewett, OH  43986

            Nancy C. Thomas                              Director
            10835 Georgetown Street NE
            Louisville, OH  44641

            Harold W. Weihl                              Director
            14282 King Road
            Bowling Green, OH  43402

            Gordon E. McCutchan                  Executive Vice President,
            One Nationwide Plaza                Law and Corporate Services
            Columbus, OH  43215                        and Secretary

            Robert A. Oakley                     Executive Vice President-
            One Nationwide Plaza                  Chief Financial Officer
            Columbus, OH  43215


            Robert J. Woodward Jr.               Executive Vice President
            One Nationwide Plaza                 Chief Investment Officer
            Columbus, OH 43215


            James E. Brock                        Senior Vice President -
            One Nationwide Plaza                  Life Company Operations
            Columbus, OH  43215

            W. Sidney Druen                  Senior Vice President and General
            One Nationwide Plaza              Counsel and Assistant Secretary
            Columbus, OH  43215

            Harvey S. Galloway, Jr.        Senior Vice President-Chief Actuary-
            One Nationwide Plaza                Life, Health and Annuities
            Columbus, OH  43215

            Richard A. Karas                  Senior Vice President - Sales -
            One Nationwide Plaza                    Financial Services
            Columbus, OH  43215


            Michael D. Bleiweiss                      Vice President-
            One Nationwide Plaza               Individual Annuity Operations
            Columbus, OH  43215


                                    77 of 96

             Name and Principal                  Positions and Offices
              Business Address                      With Depositor


            Matthew S. Easley                       Vice President-
            One Nationwide Plaza                   Life Marketing and
            Columbus, OH  43215                 Administration Services


            Ronald L. Eppley                         Vice President-
            One Nationwide Plaza                        Pensions
            Columbus, OH  43215

            Timothy E. Murphy                        Vice President-
            One Nationwide Plaza                   Strategic Marketing
            Columbus, Ohio  43215


            R. Dennis Noice                          Vice President-
            One Nationwide Plaza                    Retail Operations
            Columbus, OH  43215


            Joseph P. Rath
            One Nationwide Plaza                     Vice President
            Columbus, OH  43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

     **** other subsidiaries

                                    78 of 96

                                                                 NO. VOTING
                                                                 SECURITIES
                                                               (see Attached
                                              STATE            Chart) unless
       COMPANY                          OF ORGANIZATION          otherwise       PRINCIPAL BUSINESS
                                                                 indicated
Affiliate Agency, Inc.                       Delaware                            Life Insurance Agency

Affiliate Agency of Ohio, Inc.                 Ohio                              Life Insurance Agency

Allnations, Inc.                               Ohio                              Promotes cooperative insurance
                                                                                 corporations worldwide

American Marine Underwriters, Inc.           Florida                             Underwriting Manager

Auto Direkt Insurance Company                Germany                             Insurance Company

The Beak and Wire Corporation                  Ohio                              Radio Tower Joint Venture

California Cash Management Company          California                           Investment Securities Agent

Colonial County Mutual insurance              Texas                              Insurance Company
Company

Colonial Insurance Company of               California                           Insurance Company
California

Columbus Insurance Brokerage and             Germany                             Insurance Broker
Service GMBH

Companies Agency, Inc.                      Wisconsin                            Insurance Broker

Companies Agency Insurance Services         California                           Insurance  Broker
of California

Companies Agency of Alabama, Inc.            Alabama                             Insurance Broker

Companies Agency of Idaho, Inc.               Idaho                              Insurance Broker

Companies Agency of Illinois, Inc.           Illinois                            Acts as Collection Agent for policies
                                                                                 placed through Brokers

Companies Agency of Kentucky, Inc.           Kentucky                            Insurance Broker

Companies Agency of Massachusetts,        Massachusetts                          Insurance Broker
Inc.

Companies Agency of New York, Inc.           New York                            Insurance Broker

Companies Agency of Pennsylvania, Inc.     Pennsylvania                          Insurance Broker

Companies Agency of Phoenix, Inc.            Arizona                             Insurance Broker

Companies Agency of Texas, Inc.               Texas                              Insurance Broker

Companies Annuity Agency of Texas,            Texas                              Insurance Broker
Inc.

Countrywide Services Corporation             Delaware                            Products Liability, Investigative and
                                                                                 Claims Management Services

Employers Insurance of Wausau A             Wisconsin                            Insurance Company
Mutual Company

                                    79 of 96

                                                                 NO. VOTING
                                                                 SECURITIES
                                                               (see Attached
                                               STATE            Chart) unless
       COMPANY                           OF ORGANIZATION          otherwise       PRINCIPAL BUSINESS
                                                                 indicated
*   Employers Life Insurance Company of     Wisconsin                            Life Insurance Company
    Wausau

    F & B, Inc.                                 Iowa                              Insurance Agency

    Farmland Mutual Insurance Company           Iowa                              Insurance Company

    Financial Horizons Distributors           Alabama                             Life Insurance Agency
    Agency of Alabama, Inc.

    Financial Horizons Distributors             Ohio                              Life Insurance Agency
    Agency of Ohio, Inc.

    Financial Horizons Distributors           Oklahoma                            Life Insurance Agency
    Agency of Oklahoma, Inc.

    Financial Horizons Distributors            Texas                              Life Insurance Agency
    Agency of Texas, Inc.

 *  Financial Horizons Investment Trust    Massachusetts                          Investment Company

    Financial Horizons Securities             Oklahoma                            Broker Dealer
    Corporation

    Gates, McDonald & Company                   Ohio                              Cost Control Business

    Gates, McDonald & Company of Nevada        Nevada                             Self-Insurance Administration Claims
                                                                                  Examinations and Data Processing Services

    Gates, McDonald & Company of New          New York                            Workers Compensation Claims Administration
    York, Inc.

    Gates, McDonald Health Plus, Inc.           Ohio                              Managed Care Organization

    Greater La Crosse Health Plans, Inc.     Wisconsin                            Writes Commercial Health and Medicare
                                                                                  Supplement Insurance

    Insurance Intermediaries, Inc.              Ohio                              Insurance Broker and Insurance Agency

    Key Health Plan, Inc.                    California                           Pre-paid health plans

    Landmark Financial Services of New        New York                            Life Insurance Agency
    York, Inc.

    Leben Direkt Insurance Company            Germany                             Life Insurance Company

    Lone Star General Agency, Inc.             Texas                              Insurance Agency

**  MRM Investments, Inc.                       Ohio                              Owns and operates a Recreational Ski
                                                                                  Facility

**  National Casualty Company                 Michigan                            Insurance Company

    National Casualty Company of America,  Great Britain                          Insurance Company
    Ltd.

**  National Premium and Benefit              Delaware                            Insurance Administrative Services
    Administration Company


**  Nationwide Advisory Services, Inc.          Ohio                              Registered Broker-Dealer, Investment


                                    80 of 96

                                                                 NO. VOTING
                                                                 SECURITIES
                                                               (see Attached
                                               STATE            Chart) unless
       COMPANY                           OF ORGANIZATION          otherwise       PRINCIPAL BUSINESS
                                                                 indicated

    Nationwide Agency, Inc.                   Ohio                              Insurance Agency


    Nationwide Agribusiness Insurance         Iowa                              Insurance Company
    Company


    Nationwide Asset Allocation Trust    Massachusetts                          Investment Company


    Nationwide Cash Management Company        Ohio                              Investment Securities Agent

    Nationwide Communications, Inc.           Ohio                              Radio Broadcasting Business

    Nationwide Community Urban                Ohio                              Redevelopment of blighted areas within the
    Redevelopment Corporation                                                   City of Columbus, Ohio

    Nationwide Corporation                    Ohio                              Organized for the purpose of acquiring,
                                                                                holding, encumbering, transferring,
                                                                                or otherwise disposing of shares,
                                                                                bonds, and other evidences of
                                                                                indebtedness, securities, and
                                                                                contracts of other persons,
                                                                                associations, corporations,
                                                                                domestic or foreign and to form or
                                                                                acquire the control of other
                                                                                corporations

    Nationwide Development Company            Ohio                              Owns, leases and manages commercial real
                                                                                estate

    Nationwide Financial Institution        Delaware                            Insurance Agency
    Distributors Agency, Inc.


    Nationwide Financial Services, Inc.     Delaware                            Organized for the purpose of acquiring,
                                                                                holding, encumbering, transferring,
                                                                                or otherwise disposing of shares,
                                                                                bonds, and other evidences of
                                                                                indebtedness, securities, and
                                                                                contracts of other persons,
                                                                                associations, corporations,
                                                                                domestic or foreign and to form or
                                                                                acquire the control of other
                                                                                corporations


    Nationwide General Insurance Company      Ohio                              Insurance Company

    Nationwide HMO, Inc.                      Ohio                              Health Maintenance Organization

 *  Nationwide Indemnity Company              Ohio                              Reinsurance Company

    Nationwide Insurance Enterprise           Ohio                              Membership Non-Profit Corporation
    Foundation

    Nationwide Insurance Golf Charities,      Ohio                              Membership Non-Profit Corporation
    Inc.

    Nationwide Investing Foundation         Michigan                            Investment Company

 *  Nationwide Investing                 Massachusetts                          Investment Company
    Foundation II

    Nationwide Investment Services          Oklahoma                            Registered Broker-Dealer in Deferred
    Corporation                                                                 Compensation Market

    Nationwide Investors Services, Inc.       Ohio                              Stock Transfer Agent

**  Nationwide Life and Annuity Insurance     Ohio                              Life Insurance Company
    Company

                                    81 of 96

                                                                 NO. VOTING
                                                                 SECURITIES
                                                               (see Attached
                                               STATE            Chart) unless
       COMPANY                           OF ORGANIZATION          otherwise       PRINCIPAL BUSINESS
                                                                 indicated
**  Nationwide Life Insurance Company          Ohio                             Life Insurance Company

    Nationwide Lloyds                         Texas                             Texas Lloyds Company


    Nationwide  Management Systems, Inc.       Ohio                             Develops and operates Managed Care Delivery
                                                                                System


    Nationwide Mutual Fire Insurance           Ohio                             Insurance Company
    Company

    Nationwide Mutual Insurance Company        Ohio                             Insurance Company


    Nationwide Properties, Ltd.                Ohio                             Develops, owns and operates real estate and
                                                                                real estate investments


    Nationwide Property and Casualty           Ohio                             Insurance Company
    Insurance Company


    Nationwide Realty Investors, Ltd.          Ohio                             Develops, owns and operates real estate and
                                                                                real estate investments


 *  Nationwide Separate Account Trust     Massachusetts                         Investment Company

    NEA Valuebuilder Investor Services,      Delaware                           Life Insurance Agency
    Inc.

    NEA Valuebuilder Investor Services of    Alabama                            Life Insurance Agency
    Alabama, Inc.

    NEA Valuebuilder Investor Services of    Arizona                            Life Insurance Agency
    Arizona, Inc.

    NEA Valuebuilder Investor Services of  Massachusetts                         Life Insurance Agency
    Massachusetts, Inc.

    NEA Valuebuilder Investor Services of    Montana                            Life Insurance Agency
    Montana, Inc.

    NEA Valuebuilder Investor Services of     Nevada                            Life Insurance Agency
    Nevada, Inc.

    NEA Valuebuilder Investor Services of      Ohio                             Life Insurance Agency
    Ohio, Inc.

    NEA Valuebuilder Investor Services of    Oklahoma                           Life Insurance Agency
    Oklahoma, Inc.

    NEA Valuebuilder Investor Services of     Texas                             Life Insurance Agency
    Texas, Inc.

    NEA Valuebuilder Investor Services of    Wyoming                            Life Insurance Agency
    Wyoming

    NEA Valuebuilder Services Insurance   Massachusetts                         Life Insurance Agency
    Agency, Inc.

    Neckura General Insurance Company        Germany                            Insurance Company

    Neckura Holding Company                  Germany                            Administrative Service for Neckura
                                                                                Insurance Group

    Neckura Insurance Company                Germany                            Insurance Company

    Neckura Life Insurance Company           Germany                            Life Insurance Company

                                    82 of 96

                                                                 NO. VOTING
                                                                 SECURITIES
                                                               (see Attached
                                               STATE            Chart) unless
       COMPANY                           OF ORGANIZATION          otherwise       PRINCIPAL BUSINESS
                                                                 indicated
    NWE, Inc.                                  Ohio                             Special Investments

    PEBSCO of Massachusetts Insurance     Massachusetts                         Markets and Administers Deferred
    Agency, Inc.                                                                Compensation Plans for Public Employees

    PEBSCO of Texas, Inc.                     Texas                             Markets and Administers Deferred
                                                                                Compensation Plans for Public Employees

    Pension Associates of Wausau, Inc.      Wisconsin                           Pension plan administration, record keeping
                                                                                and consulting and compensation consulting


    Physicians Plus Insurance Corporation   Wisconsin                           Health Maintenance Organization


    Public Employees Benefit Services        Delaware                           Marketing and Administration of Deferred
    corporation                                                                 Employee Compensation Plans for Public
                                                                                Employees

    Public Employees Benefit Services        Alabama                            Markets and Administers Deferred
    Corporation of Alabama                                                      Compensation Plans for Public Employees

    Public Employees Benefit Services        Arkansas                           Markets and Administers Deferred
    Corporation of Arkansas                                                     Compensation Plans for Public Employees

    Public Employees Benefit Services        Montana                            Markets and Administers Deferred
    Corporation of Montana                                                      Compensation Plans for Public Employees

    Public Employees Benefit Services       New Mexico                          Markets and Administers Deferred
    Corporation of New Mexico                                                   Compensation Plans for Public Employees

    Scottsdale Indemnity Company               Ohio                             Insurance Company

    Scottsdale Insurance Company               Ohio                             Insurance Company


    Scottsdale Surplus Lines Insurance       Arizona                            Excess and Surplus Lines Insurance Company
    Company


    SVM Sales GmbH, Neckura Insurance        Germany                            Sales support for Neckura Insurance Group
    Group

    Wausau Business Insurance Company        Illinois                           Insurance Company

    Wausau General Insurance Company         Illinois                           Insurance Company

    Wausau Insurance Company (U.K.)       United Kingdom                        Insurance and Reinsurance Company
    Limited

    Wausau International Underwriters       California                          Special Risks, Excess and Surplus Lines
                                                                                Insurance Underwriting Manager

**  Wausau Preferred Health Insurance       Wisconsin                           Insurance and Reinsurance Company
    Company

    Wausau Service Corporation              Wisconsin                           Holding Company

    Wausau Underwriters Insurance Company   Wisconsin                           Insurance Company

**  West Coast Life Insurance Company       California                          Life Insurance Company

                                    83 of 96

                                                                  NO. VOTING SECURITIES
                                                 STATE         (see Attached Chart) unless
     COMPANY                                OF ORGANIZATION        otherwise indicated            PRINCIPAL BUSINESS

*  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account


*  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account


*  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account

*  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account

   Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account

*  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account

*  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
   Account                                                     Account

*  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account

*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-A                                                   Separate Account


*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-B                                                   Separate Account


*  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account

*  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                               Account                         Policies

*  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account

                                    84 of 96

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27. Number of Contract Owners


          The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 0 and 2, respectively.

Item 28.  Indemnification


          Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


          (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

               NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, which are open-end management investment companies.

          (b)               NATIONWIDE ADVISORY SERVICES, INC.
                                  DIRECTORS AND OFFICERS


                                                Positions and offices
          Name and Business Address                 with Underwriter

          Joseph J. Gasper                       President and Director
          One Nationwide Plaza
          Columbus, Ohio  43215


          Dimon Richard McFerson          Chairman of the Board of Directors and
          One Nationwide Plaza                         Chairman and
          Columbus, OH  43215              Chief Executive Officer--Nationwide
                                            Insurance Enterprise and Director


          Gordon E. McCutchan
          One Nationwide Plaza               Executive Vice President-Law and
          Columbus, OH  43215                Corporate Services and Director

          Robert A. Oakley            Executive Vice President - Chief Financial
          One Nationwide Plaza                   Officer and Director
          Columbus, OH  43215

                                    87 of 96

        (b)               NATIONWIDE ADVISORY SERVICES, INC.
                                  DIRECTORS AND OFFICERS


                                                Positions and offices
          Name and Business Address                with Underwriter


          Robert J. Woodward, Jr.   Executive Vice President - Chief Investment
          One Nationwide Plaza                  Officer and Director
          Columbus, Ohio 43215

          W. Sidney Druen                    Senior Vice President and
          One Nationwide Plaza                  General Counsel and
          Columbus, OH  43215                   Assistant Secretary


          James F. Laird, Jr.                Vice President and General
          One Nationwide Plaza               Manager & Acting Treasurer
          Columbus, OH  43215

          Edwin P. McCausland
          One Nationwide Plaza
          Columbus, OH 43215


          Peter J. Neckermann                      Vice President
          One Nationwide Plaza
          Columbus, OH  43215

          Harry S. Schermer                 Vice President - Investments
          One Nationwide Plaza
          Columbus, OH  43215


          William G. Goslee                        Vice President
          One Nationwide Plaza
          Columbus, OH  43215

          Joseph P. Rath                           Vice President
          One Nationwide Plaza
          Columbus, OH 43215

          Rae M. Pollina                             Secretary
          One Nationwide Plaza
          Columbus, OH  43215


(c)    Name of    Net Underwriting  Compensation On
      Principal    Discounts and     Redemption Or     Brokerage
     Underwriter    Commissions      Annuitization    Commissions  Compensation
     -----------    -----------      -------------    -----------  ------------

      Nationwide
       Advisory          N/A             N/A              N/A          N/A
       Services,
          Inc.

Item 30.  Location of Accounts and Records

          Robert O. Cline
          Nationwide Life and Annuity Insurance Company
          One Nationwide Plaza
          Columbus, OH  43216

Item 31.  Management Services

          Not Applicable

                                    88 of 96

Item 32.  Undertakings

          The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


          The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company in reliance upon, and in compliance with a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

          The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.

                                    89 of 96

                     Offered by Nationwide Life and Annuity
                                Insurance Company


                           NATIONWIDE LIFE AND ANNUITY
                                INSURANCE COMPANY


                        Nationwide VA Separate Account-A

                 Individual Deferred Variable Annuity Contracts


                                   PROSPECTUS


                                   May 1, 1997


                                    90 of 96

            Accountants' Consent and Independent Auditors' Report on
                         Financial Statement Schedules

The Board of Directors of Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Insurance Company):


The audits referred to in our report on Nationwide Life and Annuity Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 24, 1997


                                    91 of 96

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment which has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th of April, 1997.


                       NATIONWIDE VA SEPARATE ACCOUNT-A
                  --------------------------------------------------------
                                    (Registrant)

                     NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  --------------------------------------------------------
                                     (Depositor)

                                  By/s/JOSEPH P. RATH
                  --------------------------------------------------------
                                        Joseph P. Rath
                                        Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th of April, 1997.


              Signature                       Title


LEWIS J. ALPHIN                              Director
------------------------------
Lewis J. Alphin


KEITH W. ECKEL                               Director
------------------------------
Keith W. Eckel


WILLARD J. ENGEL                             Director
------------------------------
Willard J. Engel


FRED C. FINNEY                               Director
------------------------------
Fred C. Finney


CHARLES L. FUELLGRAF, JR.                    Director
------------------------------
Charles L. Fuellgraf, Jr.


JOSEPH J. GASPER                  President/Chief Operating Officer and Director
------------------------------
Joseph J. Gasper


HENRY S. HOLLOWAY                      Chairman of the Board and Director
-----------------------------
Henry S. Holloway


DIMON RICHARD MCFERSON         Chairman and Chief Executive Officer - Nationwide
------------------------------         Insurance Enterprise and Director
Dimon Richard McFerson


DAVID O. MILLER                              Director
------------------------------
David O. Miller


C. RAY NOECKER                               Director
------------------------------
C. Ray Noecker


ROBERT A. OAKLEY               Executive Vice President- Chief Financial Officer
------------------------------
Robert A. Oakley


JAMES F. PATTERSON                           Director    By/s/JOSEPH P. RATH
------------------------------                          ---------------------
James F. Patterson                                        Joseph P. Rath


ARDEN L. SHISLER                             Director     Attorney-in-Fact
------------------------------
Arden L. Shisler


ROBERT L. STEWART                            Director
------------------------------
Robert L. Stewart


NANCY C. THOMAS                              Director
------------------------------
Nancy C. Thomas


HAROLD W. WEIHL                              Director
------------------------------
Harold W. Weihl

                                    96 of 96

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director